UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Diversified Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

8/31/10

DIF-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1.25%, 2010	2.6%
U.S. Treasury Notes, 1.875%, 2014	1.9%
Simon Property Group, Inc., REIT	1.7%
U.S. Treasury Notes, 3.75%, 2018	1.6%
Fannie Mae, 5.5%, 30 Years	1.5%
Vornado Realty Trust, REIT	1.1%
Freddie Mac, 5.5%, 30 Years	1.0%
Public Storage, Inc., REIT	1.0%
Ventas, Inc., REIT	0.9%
U.S. Treasury Notes, 5.25%, 2029	0.8%

Fixed income sectors (i)
High Yield Corporates	22.2%
Emerging Markets Bonds	12.2%
Mortgage-Backed Securities	9.4%
U.S. Treasury Securities	8.7%
U.S. Government Agencies	1.8%
High Grade Corporates	1.5%
Floating Rate Loans	0.7%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.3%

Equity sectors (i)
Financial Services	20.9%
Utilities & Communications	3.5%
Health Care	2.3%
Consumer Staples	1.8%
Energy	1.6%
Industrial Goods & Services	1.4%
Basic Materials	1.1%
Leisure	1.0%
Autos & Housing	0.6%
Retailing	0.6%
Technology	0.4%
Transportation	0.3%

Composition including fixed income credit quality (a)(i)
AAA	10.7%
AA	0.6%
A	1.0%
BBB	7.5%
BB	11.7%
B	11.2%
CCC	4.3%
CC (o)	0.0%
C (o)	0.0%
D	0.1%
Cash & Other (NR)	7.5%
U.S. Agency (NR)	9.9%
Non-Fixed Income (NR)	35.5%

Portfolio Composition – continued

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.
The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.
The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 8/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2010 through August 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010 through August 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/10	Ending Account Value 8/31/10	Expenses Paid During Period (p) 3/01/10-8/31/10
A	Actual	1.01%	$1,000.00	$1,056.54	$5.24
	Hypothetical (h)	1.01%	$1,000.00	$1,020.11	$5.14
C	Actual	1.75%	$1,000.00	$1,053.71	$9.06
	Hypothetical (h)	1.75%	$1,000.00	$1,016.38	$8.89
I	Actual	0.76%	$1,000.00	$1,058.92	$3.94
	Hypothetical (h)	0.76%	$1,000.00	$1,021.37	$3.87
R1	Actual	1.75%	$1,000.00	$1,052.66	$9.05
	Hypothetical (h)	1.75%	$1,000.00	$1,016.38	$8.89
R2	Actual	1.25%	$1,000.00	$1,055.27	$6.48
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R3	Actual	1.00%	$1,000.00	$1,057.64	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R4	Actual	0.75%	$1,000.00	$1,058.95	$3.89
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.10%, 1.85%, 0.85%, 1.85%, 1.35%, 1.10% and 0.85% for Classes A, C, I, R1, R2, R3 and R4, respectively; the actual expenses paid during the period would have been approximately $5.70, $9.57, $4.41, $9.57, $6.99, $5.70 and $4.41 for Classes A, C, I, R1, R2, R3 and R4, respectively; and the hypothetical expenses paid during the period would have been approximately $5.60, $9.40, $4.33, $9.40, $6.87, $5.60 and $4.33 for Classes A, C, I, R1, R2, R3 and R4, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

8/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 56.0%
Issuer	Shares/Par	Value ($)

Aerospace - 0.4%
BE Aerospace, Inc., 8.5%, 2018	$135,000	$144,450
Bombardier, Inc., 7.5%, 2018 (n)	380,000	404,700
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	240,000	184,200
Oshkosh Corp., 8.25%, 2017	60,000	63,150
Oshkosh Corp., 8.5%, 2020	80,000	85,000

		$881,500
Agency - Other - 1.4%
Financing Corp., 9.4%, 2018	$965,000	$1,414,682
Financing Corp., 10.35%, 2018	715,000	1,113,401
Financing Corp., STRIPS, 0%, 2017	860,000	710,725

		$3,238,808
Airlines - 0.1%
American Airlines Pass-Through Trust, 7.377%, 2019	$106,779	$94,500
Continental Airlines, Inc., 7.339%, 2014	143,382	141,231
Delta Air Lines, Inc., 7.711%, 2011	70,000	71,750

		$307,481
Apparel Manufacturers - 0.1%
Hanesbrands, Inc., 8%, 2016	$215,000	$223,869
Phillips-Van Heusen Corp., 7.375%, 2020	110,000	113,300

		$337,169
Asset-Backed & Securitized - 0.3%
Citigroup Commercial Mortgage Trust, FRN, 5.887%, 2049	$198,555	$43,083
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	100,000	101,880
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	199,556	205,551
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	124,877	127,873
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	105,201	110,395
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	66,000	52,629
Wachovia Bank Commercial Mortgage Trust, FRN, 5.947%, 2047	116,771	21,471

		$662,882

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 0.8%
Accuride Corp., 9.5%, 2018 (n)	$135,000	$138,375
Allison Transmission, Inc., 11%, 2015 (n)	170,000	182,750
Ford Motor Credit Co. LLC, 12%, 2015	975,000	1,152,275
General Motors Corp., 7.125%, 2013 (d)	270,000	83,700
Goodyear Tire & Rubber Co., 9%, 2015	185,000	193,788
Goodyear Tire & Rubber Co., 10.5%, 2016	80,000	88,800

		$1,839,688
Basic Industry - 0.1%
TriMas Corp., 9.75%, 2017 (n)	$155,000	$160,038

Broadcasting - 1.1%
Allbritton Communications Co., 8%, 2018	$95,000	$93,575
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	209,210	116,129
Entravision Communications Corp., 8.75%, 2017 (n)	50,000	50,000
Gray Television, Inc., 10.5%, 2015	65,000	62,563
Inmarsat Finance PLC, 7.375%, 2017 (n)	210,000	215,250
Intelsat Jackson Holdings Ltd., 9.5%, 2016	630,000	671,738
Lamar Media Corp., 6.625%, 2015	250,000	250,000
LBI Media, Inc., 8.5%, 2017 (z)	125,000	105,000
Local TV Finance LLC, 10%, 2015 (p)(z)	207,781	177,306
Newport Television LLC, 13%, 2017 (n)(p)	134,563	106,585
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	244,387	224,673
Nexstar Broadcasting Group, Inc., 7%, 2014	80,000	78,400
Salem Communications Corp., 9.625%, 2016	47,000	48,939
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	80,000	82,400
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	155,000	159,650
Univision Communications, Inc., 12%, 2014 (n)	80,000	86,700
Univision Communications, Inc., 10.5%, 2015 (n)(p)	213,335	181,548
Young Broadcasting, Inc., 8.75%, 2014 (d)	110,000	0

		$2,710,456
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 7.875%, 2015	$135,000	$127,575
E*TRADE Financial Corp., 12.5%, 2017	45,000	50,175
Janus Capital Group, Inc., 6.95%, 2017	290,000	294,821
Nuveen Investments, Inc., 10.5%, 2015	70,000	66,500

		$539,071
Building - 0.6%
Associated Materials, Inc., 11.25%, 2014	$175,000	$177,406
Building Materials Holding Corp., 6.875%, 2018 (z)	85,000	82,662
Building Materials Holding Corp., 7%, 2020 (n)	60,000	59,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - continued
CEMEX Finance LLC, 9.5%, 2016 (n)	$435,000	$417,600
Masco Corp., 7.125%, 2020	70,000	70,938
Nortek, Inc., 11%, 2013	266,200	280,508
Owens Corning, 9%, 2019	125,000	149,067
Ply Gem Industries, Inc., 11.75%, 2013	100,000	103,000

		$1,340,881
Business Services - 0.4%
First Data Corp., 9.875%, 2015	$190,000	$144,400
Interactive Data Corp., 10.25%, 2018 (n)	170,000	176,375
Iron Mountain, Inc., 6.625%, 2016	190,000	190,000
Iron Mountain, Inc., 8.375%, 2021	70,000	74,375
SunGard Data Systems, Inc., 10.25%, 2015	227,000	238,350
Terremark Worldwide, Inc., 12%, 2017	35,000	39,550

		$863,050
Cable TV - 1.4%
Cablevision Systems Corp., 8.625%, 2017 (n)	$115,000	$125,350
CCH II LLC, 13.5%, 2016	150,000	177,750
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	45,000	46,575
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	125,000	131,562
Charter Communications Operating LLC, 10.875%, 2014 (n)	185,000	207,200
CSC Holdings LLC, 8.5%, 2014	225,000	245,812
CSC Holdings LLC, 8.5%, 2015	305,000	330,925
EchoStar Corp., 7.125%, 2016	420,000	429,450
Insight Communications Co., Inc., 9.375%, 2018 (n)	115,000	120,750
Mediacom LLC, 9.125%, 2019	150,000	150,000
Myriad International Holdings B.V., 6.375%, 2017 (n)	760,000	778,088
Videotron LTEE, 6.875%, 2014	110,000	110,550
Virgin Media Finance PLC, 9.125%, 2016	300,000	320,625
Virgin Media Finance PLC, 9.5%, 2016	100,000	112,000

		$3,286,637
Chemicals - 1.2%
Ashland, Inc., 9.125%, 2017	$360,000	$411,300
Braskem S.A., 7%, 2020 (z)	526,000	549,670
Hexion Specialty Chemicals, Inc., 9.75%, 2014	80,000	78,600
Hexion Specialty Chemicals, Inc., 8.875%, 2018	220,000	203,500
Lyondell Chemical Co., 11%, 2018	110,286	119,798
Momentive Performance Materials, Inc., 12.5%, 2014	209,000	231,206
Momentive Performance Materials, Inc., 11.5%, 2016	94,000	87,420
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	652,000	686,885

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Solutia, Inc., 7.875%, 2020	$435,000	$454,575

		$2,822,954
Conglomerates - 0.1%
Amsted Industries, Inc., 8.125%, 2018 (z)	$190,000	$195,937

Construction - 0.3%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$616,000	$674,520

Consumer Products - 0.4%
ACCO Brands Corp., 10.625%, 2015	$20,000	$22,000
ACCO Brands Corp., 7.625%, 2015	70,000	66,850
Central Garden & Pet Co., 8.25%, 2018	105,000	105,787
Easton-Bell Sports, Inc., 9.75%, 2016	85,000	89,887
Jarden Corp., 7.5%, 2017	110,000	112,063
Libbey Glass, Inc., 10%, 2015 (n)	355,000	377,188
Visant Holding Corp., 8.75%, 2013	110,000	112,200

		$885,975
Consumer Services - 0.5%
KAR Holdings, Inc., 10%, 2015	$235,000	$242,638
KAR Holdings, Inc., FRN, 4.466%, 2014	425,000	393,125
Service Corp. International, 7.375%, 2014	120,000	130,500
Service Corp. International, 7%, 2017	225,000	232,875
Ticketmaster Entertainment, Inc., 10.75%, 2016	180,000	191,700

		$1,190,838
Containers - 0.3%
Graham Packaging Holdings Co., 9.875%, 2014	$315,000	$320,513
Greif, Inc., 6.75%, 2017	220,000	222,200
Owens-Illinois, Inc., 7.375%, 2016	115,000	123,625
Reynolds Group, 7.75%, 2016 (n)	100,000	100,750

		$767,088
Defense Electronics - 0.1%
ManTech International Corp., 7.25%, 2018	$115,000	$117,300
MOOG, Inc., 7.25%, 2018	95,000	95,950

		$213,250
Electronics - 0.3%
Freescale Semiconductor, Inc., 8.875%, 2014	$65,000	$60,288
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	170,000	175,100
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	110,000	110,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Jabil Circuit, Inc., 7.75%, 2016	$140,000	$150,850
NXP B.V., 7.875%, 2014	160,000	160,800

		$657,313
Emerging Market Quasi-Sovereign - 3.0%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$248,000	$285,200
Ecopetrol S.A., 7.625%, 2019	201,000	239,692
Empresa Nacional Del Petroleo, 5.25%, 2020 (z)	100,000	102,415
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	880,040
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	680,000	850,000
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	381,707
Petrobras International Finance Co., 7.875%, 2019	942,000	1,153,287
Petroleos Mexicanos, 8%, 2019	160,000	197,600
Petroleos Mexicanos, 6%, 2020 (n)	223,000	241,398
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	244,000	256,639
Qtel International Finance Ltd., 7.875%, 2019 (n)	252,000	309,771
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	504,000	556,532
State Bank of India, 4.5%, 2015 (n)	359,000	370,553
VEB Finance Ltd., 6.902%, 2020 (n)	521,000	560,075
VTB Capital S.A., 6.465%, 2015 (n)	635,000	650,875

		$7,035,784
Emerging Market Sovereign - 3.8%
Dominican Republic, 7.5%, 2021 (n)	$517,000	$568,700
Federative Republic of Brazil, 4.875%, 2021	825,000	884,812
Republic of Argentina, FRN, 0.677%, 2012	221,225	199,860
Republic of Colombia, 7.375%, 2017	374,000	450,670
Republic of Colombia, 7.375%, 2019	233,000	289,502
Republic of Indonesia, 8.5%, 2035	385,000	561,638
Republic of Panama, 8.875%, 2027	427,000	609,543
Republic of Panama, 9.375%, 2029	388,000	589,760
Republic of Peru, 7.35%, 2025	308,000	395,010
Republic of Peru, 6.55%, 2037	444,000	528,360
Republic of Philippines, 7.75%, 2031	389,000	520,288
Republic of Philippines, 6.375%, 2034	409,000	478,530
Republic of South Africa, 5.5%, 2020	619,000	687,864
Republic of Turkey, 5.625%, 2021	131,000	137,223
Republic of Turkey, 6.875%, 2036	372,000	412,920
Republic of Uruguay, 8%, 2022	426,000	549,540
Republic of Uruguay, 7.625%, 2036	560,000	722,400
United Mexican States, 5.625%, 2017	306,000	343,485

		$8,930,105

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 1.6%
Anadarko Petroleum Corp., 5.95%, 2016	$125,000	$123,800
Anadarko Petroleum Corp., 6.375%, 2017	20,000	19,790
Anadarko Petroleum Corp., 8.7%, 2019	35,000	38,490
Chaparral Energy, Inc., 8.875%, 2017	195,000	187,200
Hilcorp Energy I LP, 9%, 2016 (n)	240,000	249,600
Newfield Exploration Co., 6.625%, 2016	590,000	610,650
OPTI Canada, Inc., 9.75%, 2013 (z)	75,000	74,063
OPTI Canada, Inc., 8.25%, 2014	255,000	198,900
Penn Virginia Corp., 10.375%, 2016	130,000	141,375
Petrohawk Energy Corp., 10.5%, 2014	95,000	106,163
Pioneer Natural Resources Co., 6.875%, 2018	150,000	156,744
Pioneer Natural Resources Co., 7.5%, 2020	165,000	177,272
Plains Exploration & Production Co., 7%, 2017	450,000	442,125
QEP Resources, Inc., 6.875%, 2021	85,000	88,613
Quicksilver Resources, Inc., 8.25%, 2015	150,000	153,000
Quicksilver Resources, Inc., 9.125%, 2019	240,000	257,400
Range Resources Corp., 8%, 2019	155,000	165,850
Range Resources Corp., 6.75%, 2020	170,000	171,275
SandRidge Energy, Inc., 8%, 2018 (n)	415,000	390,100
Southwestern Energy Co., 7.5%, 2018	150,000	169,125

		$3,921,535
Energy - Integrated - 0.3%
CCL Finance Ltd., 9.5%, 2014 (n)	$561,000	$659,175

Entertainment - 0.2%
AMC Entertainment, Inc., 11%, 2016	$200,000	$211,500
AMC Entertainment, Inc., 8.75%, 2019	165,000	170,362
Cinemark USA, Inc., 8.625%, 2019	110,000	115,225

		$497,087
Financial Institutions - 1.0%
CIT Group, Inc., 7%, 2014	$190,000	$185,012
CIT Group, Inc., 7%, 2017	745,000	700,532
CIT Group, Inc., 10.25%, 2017	310,000	320,462
GMAC, Inc., 6.75%, 2014	320,000	317,600
GMAC, Inc., 8%, 2031	312,000	307,320
International Lease Finance Corp., 5.625%, 2013	190,000	178,363
International Lease Finance Corp., 8.75%, 2017 (n)	265,000	267,319
International Lease Finance Corp., 7.125%, 2018 (z)	37,000	37,833
Nationstar Mortgage LLC, 10.875%, 2015 (z)	70,000	57,750

		$2,372,191

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 0.7%
ARAMARK Corp., 8.5%, 2015		$160,000	$165,000
B&G Foods, Inc., 7.625%, 2018		115,000	118,306
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		205,000	210,125
Constellation Brands, Inc., 7.25%, 2016		295,000	309,012
Del Monte Foods Co., 6.75%, 2015		300,000	308,625
Pinnacle Foods Finance LLC, 9.25%, 2015		190,000	194,988
Smithfield Foods, Inc., 7.75%, 2017		80,000	77,800
TreeHouse Foods, Inc., 7.75%, 2018		175,000	185,063

			$1,568,919
Forest & Paper Products - 0.7%
Boise, Inc., 8%, 2020		$150,000	$152,625
Cascades, Inc., 7.75%, 2017		100,000	103,000
Georgia-Pacific Corp., 7.125%, 2017 (n)		140,000	147,700
Georgia-Pacific Corp., 8%, 2024		270,000	297,000
Georgia-Pacific Corp., 7.25%, 2028		45,000	45,450
Graphic Packaging International Corp., 9.5%, 2013		120,000	122,100
JSG Funding PLC, 7.75%, 2015		10,000	10,000
Millar Western Forest Products Ltd., 7.75%, 2013		585,000	504,563
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		95,000	95,475
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	129,893

			$1,607,806
Gaming & Lodging - 1.2%
Ameristar Casinos, Inc., 9.25%, 2014		$70,000	$74,200
FelCor Lodging Trust, Inc., 10%, 2014		65,000	69,388
Firekeepers Development Authority, 13.875%, 2015 (n)		145,000	168,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		505,000	1,313
Gaylord Entertainment Co., 6.75%, 2014		215,000	206,400
GWR Operating Partnership LLP, 10.875%, 2017 (n)		110,000	109,175
Harrah’s Operating Co., Inc., 11.25%, 2017		270,000	288,900
Harrah’s Operating Co., Inc., 10%, 2018		82,000	63,960
Host Hotels & Resorts, Inc., 6.75%, 2016		225,000	228,375
Host Hotels & Resorts, Inc., 9%, 2017		170,000	187,000
MGM Mirage, 10.375%, 2014		35,000	38,150
MGM Mirage, 11.125%, 2017		85,000	94,988
MGM Mirage, 11.375%, 2018 (n)		150,000	135,750
MGM Mirage, 9%, 2020 (n)		180,000	186,750
Penn National Gaming, Inc., 8.75%, 2019		150,000	156,750
Pinnacle Entertainment, Inc., 7.5%, 2015		95,000	91,913
Royal Caribbean Cruises Ltd., 7%, 2013		55,000	56,169
Royal Caribbean Cruises Ltd., 11.875%, 2015		145,000	170,738

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	$315,000	$333,113
Station Casinos, Inc., 6%, 2012 (d)	95,000	247
Station Casinos, Inc., 6.5%, 2014 (d)	440,000	440
Station Casinos, Inc., 6.875%, 2016 (d)	475,000	57
Wyndham Worldwide Corp., 6%, 2016	110,000	112,261
Wynn Las Vegas LLC, 7.75%, 2020 (n)	80,000	80,800

		$2,855,037
Industrial - 0.3%
Altra Holdings, Inc., 8.125%, 2016	$100,000	$102,000
Baldor Electric Co., 8.625%, 2017	255,000	269,662
Diversey, Inc., 8.25%, 2019	100,000	103,500
Great Lakes Dredge & Dock Corp., 7.75%, 2013	120,000	121,350
Mueller Water Products, Inc., 8.75%, 2020 (z)	38,000	38,190

		$634,702
Insurance - 0.4%
American International Group, Inc., 8.175%, to 2038, FRN to 2058	$480,000	$411,600
ING Groep N.V., 5.775% to 2015, FRN to 2049	215,000	176,838
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	300,000	345,000

		$933,438
Insurance - Property & Casualty - 0.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$450,000	$500,625
USI Holdings Corp., 9.75%, 2015 (z)	205,000	195,263
XL Group PLC, 6.5% to 2017, FRN to 2049	150,000	113,070

		$808,958
Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$115,000	$125,305
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	15,912
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	65,114

		$206,331
Machinery & Tools - 0.2%
Case Corp., 7.25%, 2016	$85,000	$87,762
Case New Holland, Inc., 7.875%, 2017 (n)	265,000	278,912
Rental Service Corp., 9.5%, 2014	120,000	122,400

		$489,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 0.6%
Bank of America Corp., 8% to 2018, FRN to 2049	$510,000	$520,251
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	585,000	615,256
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	100,000	73,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	285,000	245,100

		$1,453,607
Medical & Health Technology & Services - 2.0%
Biomet, Inc., 10%, 2017	$120,000	$130,200
Biomet, Inc., 11.625%, 2017	215,000	236,500
Capella Healthcare, Inc., 9.25%, 2017 (n)	40,000	41,400
Community Health Systems, Inc., 8.875%, 2015	320,000	332,000
Cooper Cos., Inc., 7.125%, 2015	115,000	115,287
DaVita, Inc., 6.625%, 2013	76,000	76,380
DaVita, Inc., 7.25%, 2015	300,000	310,125
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	196,000
HCA, Inc., 9.25%, 2016	1,160,000	1,244,100
HealthSouth Corp., 8.125%, 2020	430,000	434,838
Psychiatric Solutions, Inc., 7.75%, 2015	155,000	160,038
Tenet Healthcare Corp., 9.25%, 2015	260,000	271,700
Tenet Healthcare Corp., 8%, 2020 (z)	65,000	63,050
U.S. Oncology, Inc., 10.75%, 2014	165,000	170,363
United Surgical Partners International, Inc., 8.875%, 2017	95,000	97,375
United Surgical Partners International, Inc., 9.25%, 2017 (p)	120,000	123,150
Universal Hospital Services, Inc., 8.5%, 2015 (p)	275,000	276,375
Universal Hospital Services, Inc., FRN, 4.134%, 2015	65,000	55,413
Vanguard Health Systems, Inc., 8%, 2018	185,000	181,531
VWR Funding, Inc., 10.25%, 2015 (p)	312,219	323,146

		$4,838,971
Metals & Mining - 0.9%
Arch Coal, Inc., 7.25%, 2020	$85,000	$86,275
China Oriental Group Co. Ltd., 8%, 2015 (z)	283,000	289,367
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	145,000	149,894
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	155,000	161,006
CONSOL Energy, Inc., 8%, 2017 (n)	320,000	337,600
CONSOL Energy, Inc., 8.25%, 2020 (n)	70,000	74,287
FMG Finance Ltd., 10.625%, 2016 (n)	165,000	191,194
Southern Copper Corp., 6.75%, 2040	730,000	787,944
Teck Resources Ltd., 10.25%, 2016	23,000	27,801
U.S. Steel Corp., 7.375%, 2020	110,000	111,375

		$2,216,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 9.3%
Fannie Mae, 5.503%, 2011	$39,000	$40,813
Fannie Mae, 6.088%, 2011	62,000	64,190
Fannie Mae, 4.35%, 2013	177,255	189,381
Fannie Mae, 4.374%, 2013	126,354	134,872
Fannie Mae, 4.518%, 2013	117,862	125,346
Fannie Mae, 5.159%, 2013	49,564	53,882
Fannie Mae, 5.37%, 2013	94,038	99,938
Fannie Mae, 4.777%, 2014	80,581	87,855
Fannie Mae, 4.88%, 2014	99,821	109,892
Fannie Mae, 4.935%, 2014	161,737	176,278
Fannie Mae, 4.56%, 2015	73,407	80,262
Fannie Mae, 4.565%, 2015	122,787	132,741
Fannie Mae, 4.6%, 2015	27,688	30,471
Fannie Mae, 4.69%, 2015	193,412	212,513
Fannie Mae, 4.7%, 2015	144,753	159,688
Fannie Mae, 4.78%, 2015	82,141	90,994
Fannie Mae, 4.79%, 2015	124,117	137,250
Fannie Mae, 4.81%, 2015	185,000	206,302
Fannie Mae, 4.85%, 2015	178,409	197,077
Fannie Mae, 4.856%, 2015	64,702	71,466
Fannie Mae, 4.86%, 2015	160,051	176,520
Fannie Mae, 5.034%, 2015	64,370	71,869
Fannie Mae, 4.5%, 2016-2029	1,110,757	1,181,458
Fannie Mae, 5.09%, 2016	65,689	73,769
Fannie Mae, 5.395%, 2016	108,362	122,469
Fannie Mae, 5.424%, 2016	126,112	142,475
Fannie Mae, 5.845%, 2016	53,721	59,494
Fannie Mae, 5.93%, 2016	116,273	132,354
Fannie Mae, 5.5%, 2017-2038	3,747,485	4,027,405
Fannie Mae, 5.507%, 2017	68,058	77,233
Fannie Mae, 6%, 2017-2037	1,686,756	1,832,070
Fannie Mae, 6.5%, 2017-2037	183,516	200,233
Fannie Mae, 5.16%, 2018	221,477	249,406
Fannie Mae, 4.67%, 2019	28,000	30,800
Fannie Mae, 4.83%, 2019	74,160	82,413
Fannie Mae, 4.875%, 2019	116,369	130,509
Fannie Mae, 5%, 2019-2039	1,552,428	1,650,190
Fannie Mae, 5.05%, 2019	24,720	27,784
Fannie Mae, 5.08%, 2019	24,603	27,597
Freddie Mac, 5%, 2017-2040	1,737,449	1,841,741
Freddie Mac, 6%, 2017-2038	224,211	241,581
Freddie Mac, 4.186%, 2019	146,000	156,271

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5.085%, 2019	$162,000	$182,486
Freddie Mac, 4.224%, 2020	99,963	107,397
Freddie Mac, 4.251%, 2020	70,000	75,330
Freddie Mac, 4.5%, 2024-2028	376,227	397,033
Freddie Mac, 5.5%, 2024-2038	1,579,557	1,684,980
Freddie Mac, 4%, 2025	371,238	390,298
Freddie Mac, 5.25%, 2026	48,472	48,720
Freddie Mac, 6.5%, 2037	281,186	306,044
Freddie Mac TBA, 4%, 2025	800,000	839,750
Freddie Mac TBA, 5.5%, 2040	1,000,000	1,067,188
Ginnie Mae, 5.5%, 2033-2035	724,364	788,688
Ginnie Mae, 4.5%, 2039-2040	570,355	606,820
Ginnie Mae, 5.612%, 2058	340,109	371,385
Ginnie Mae, 6.357%, 2058	286,768	315,859

		$22,118,830
Municipals - 0.5%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$125,000	$156,510
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	585,000	717,140
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	270,000	335,121
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	65,000	81,167

		$1,289,938
Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016	$205,000	$210,381
Ferrellgas Partners LP, 8.625%, 2020	155,000	160,038
Inergy LP, 6.875%, 2014	240,000	241,200

		$611,619
Natural Gas - Pipeline - 0.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$125,000	$123,125
Atlas Pipeline Partners LP, 8.75%, 2018	190,000	187,625
Crosstex Energy, Inc., 8.875%, 2018	175,000	180,687
El Paso Corp., 8.25%, 2016	170,000	185,300
El Paso Corp., 7%, 2017	245,000	258,752
El Paso Corp., 7.75%, 2032	75,000	75,497
Enterprise Products Partners LP, FRN, 8.375%, 2066	112,000	115,360
Enterprise Products Partners LP, FRN, 7.034%, 2068	71,000	68,781
MarkWest Energy Partners LP, 6.875%, 2014	175,000	176,313

		$1,371,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 1.0%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$248,000	$224,440
Cincinnati Bell, Inc., 8.25%, 2017	55,000	53,900
Cincinnati Bell, Inc., 8.75%, 2018	180,000	171,900
Citizens Communications Co., 9%, 2031	60,000	61,050
Frontier Communications Corp., 8.25%, 2017	40,000	42,300
Frontier Communications Corp., 8.5%, 2020	375,000	397,969
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	285,000	299,250
Qwest Communications International, Inc., 8%, 2015 (n)	65,000	69,875
Qwest Communications International, Inc., 7.125%, 2018 (n)	145,000	150,800
Qwest Corp., 8.375%, 2016	92,000	107,180
Telemar Norte Leste S.A., 9.5%, 2019 (n)	183,000	231,953
Windstream Corp., 8.625%, 2016	540,000	557,550
Windstream Corp., 8.125%, 2018 (n)	35,000	35,613

		$2,403,780
Oil Services - 0.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$110,000	$110,550
Basic Energy Services, Inc., 7.125%, 2016	55,000	49,225
Edgen Murray Corp., 12.25%, 2015 (n)	70,000	57,750
Expro Finance Luxembourg, 8.5%, 2016 (n)	105,000	98,175
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	125,000	110,313
Pioneer Drilling Co., 9.875%, 2018 (n)	120,000	120,000

		$546,013
Oils - 0.0%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$90,000

Other Banks & Diversified Financials - 1.8%
Banco PanAmericano S.A., 8.5%, 2020 (n)	$565,000	$616,556
Banco Votorantim S.A., 7.375%, 2020 (n)	844,000	905,190
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	385,000	401,972
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	841,000	856,727
Capital One Financial Corp., 10.25%, 2039	195,000	210,600
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	315,000	326,812
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	130,000	145,196
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	284,000	302,203
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	215,000	199,950
Santander UK PLC, 8.963% to 2030, FRN to 2049	255,000	277,954

		$4,243,160
Printing & Publishing - 0.3%
American Media Operations, Inc., 9%, 2013 (p)(z)	$24,862	$24,582
American Media Operations, Inc., 14%, 2013 (p)(z)	272,500	170,577

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
McClatchy Co., 11.5%, 2017	$75,000	$77,438
Nielsen Finance LLC, 10%, 2014	290,000	304,500
Nielsen Finance LLC, 11.5%, 2016	65,000	72,881
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	18,000	17,843

		$667,821
Railroad & Shipping - 0.1%
Kansas City Southern Railway, 8%, 2015	$205,000	$218,838

Real Estate - 0.2%
CB Richard Ellis Group, Inc., 11.625%, 2017	$65,000	$73,775
Developers Diversified Realty Corp., REIT, 7.875%, 2020	90,000	91,569
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	340,000	359,550
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	155,000	152,675

		$677,569
Retailers - 0.7%
Couche-Tard, Inc., 7.5%, 2013	$40,000	$40,650
Dollar General Corp., 11.875%, 2017 (p)	115,000	132,537
Express Parent LLC, 8.75%, 2018 (n)	95,000	98,325
Limited Brands, Inc., 6.9%, 2017	110,000	113,850
Limited Brands, Inc., 6.95%, 2033	60,000	54,150
Macy’s, Inc., 5.75%, 2014	165,000	169,538
Macy’s, Inc., 5.9%, 2016	180,000	185,400
Neiman Marcus Group, Inc., 10.375%, 2015	175,000	178,063
QVC, Inc., 7.375%, 2020 (n)	180,000	182,700
Sally Beauty Holdings, Inc., 10.5%, 2016	85,000	92,225
Toys “R” Us, Inc., 10.75%, 2017	175,000	197,313
Toys “R” Us, Inc., 8.5%, 2017 (n)	325,000	338,000

		$1,782,751
Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$105,000	$112,613
Payless ShoeSource, Inc., 8.25%, 2013	151,000	153,265

		$265,878
Steel - 0.2%
CSN Resources S.A., 6.5%, 2020 (z)	$394,000	$410,745

Supranational - 0.2%
Eurasian Development Bank, 7.375%, 2014 (n)	$434,000	$462,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 2.4%
Clearwire Corp., 12%, 2015 (n)	$365,000	$365,000
Cricket Communications, Inc., 7.75%, 2016	135,000	139,387
Crown Castle International Corp., 9%, 2015	170,000	184,450
Crown Castle International Corp., 7.75%, 2017 (n)	90,000	98,100
Crown Castle International Corp., 7.125%, 2019	185,000	191,937
Digicel Group Ltd., 8.25%, 2017 (n)	160,000	166,200
Digicel Group Ltd., 10.5%, 2018 (n)	245,000	262,762
Globo Communicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (z)	762,000	777,240
Indosat Palapa Co. B.V., 7.375%, 2020 (z)	641,000	690,678
MetroPCS Wireless, Inc., 9.25%, 2014	90,000	93,600
MTS International Funding Ltd., 8.625%, 2020 (z)	100,000	113,250
Net Servicos de Comunicacao S.A., 7.5%, 2020	530,000	599,562
Nextel Communications, Inc., 6.875%, 2013	130,000	129,675
NII Holdings, Inc., 10%, 2016	140,000	156,975
NII Holdings, Inc., 8.875%, 2019	205,000	221,400
SBA Communications Corp., 8%, 2016	55,000	58,644
SBA Communications Corp., 8.25%, 2019	105,000	113,925
Sprint Capital Corp., 6.875%, 2028	85,000	70,975
Sprint Nextel Corp., 8.375%, 2017	425,000	438,813
Sprint Nextel Corp., 8.75%, 2032	250,000	240,938
Wind Acquisition Finance S.A., 12%, 2015 (n)	500,000	527,500

		$5,641,011
Telephone Services - 0.2%
Frontier Communications Corp., 8.125%, 2018	$165,000	$174,900
PT Bakrie Telecom Tbk., 11.5%, 2015 (n)	257,000	254,430

		$429,330
Tobacco - 0.1%
Alliance One International, Inc., 10%, 2016	$115,000	$120,462

Transportation - Services - 0.2%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$40,000	$40,500
Commercial Barge Line Co., 12.5%, 2017	255,000	275,400
Hertz Corp., 8.875%, 2014	225,000	231,188

		$547,088
U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$170,000	$191,672
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	25,000	24,248
Small Business Administration, 6.34%, 2021	289,709	316,376
Small Business Administration, 6.07%, 2022	242,855	270,075
Small Business Administration, 5.16%, 2028	267,742	293,118

		$1,095,489

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 8.8%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$66,178
U.S. Treasury Bonds, 5.25%, 2029	1,391,000	1,788,087
U.S. Treasury Bonds, 4.5%, 2039	767,600	902,650
U.S. Treasury Notes, 1.25%, 2010	6,139,000	6,154,826
U.S. Treasury Notes, 5.125%, 2011 (f)	495,000	514,935
U.S. Treasury Notes, 1.125%, 2012	18,000	18,183
U.S. Treasury Notes, 1.375%, 2012	750,000	763,594
U.S. Treasury Notes, 3.125%, 2013	305,000	327,303
U.S. Treasury Notes, 4%, 2014	18,000	19,945
U.S. Treasury Notes, 1.875%, 2014	4,420,000	4,570,554
U.S. Treasury Notes, 4%, 2015	1,397,000	1,569,443
U.S. Treasury Notes, 3.75%, 2018	3,279,000	3,671,457
U.S. Treasury Notes, 3.125%, 2019	357,000	380,316
U.S. Treasury Notes, 6.375%, 2027	106,000	151,944

		$20,899,415
Utilities - Electric Power - 0.9%
AES Corp., 8%, 2017	$305,000	$321,012
Calpine Corp., 8%, 2016 (n)	175,000	183,750
Calpine Corp., 7.875%, 2020 (n)	70,000	70,175
Colbun S.A., 6%, 2020 (n)	454,000	478,634
Dynegy Holdings, Inc., 7.5%, 2015 (n)	115,000	87,400
Dynegy Holdings, Inc., 7.75%, 2019	120,000	77,400
Edison Mission Energy, 7%, 2017	355,000	242,287
Energy Future Holdings Corp., 10%, 2020 (n)	225,000	216,676
NRG Energy, Inc., 7.375%, 2016	300,000	302,250
Texas Competitive Electric Holdings LLC, 10.25%, 2015	225,000	143,438

		$2,123,022
Total Bonds (Identified Cost, $125,596,275)		$132,621,408
Common Stocks - 35.4%
Aerospace - 0.5%
Lockheed Martin Corp.	6,960	$483,859
Northrop Grumman Corp.	13,186	713,626

		$1,197,485
Automotive - 0.5%
Accuride Corp. (a)	35,636	$39,200
Ford Motor Co. (a)	23,000	259,670
Johnson Controls, Inc.	16,930	449,153
Lear Corp. (a)	5,010	369,037

		$1,117,060

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued

Biotechnology - 0.3%
Amgen, Inc. (a)	14,960	$763,558

Broadcasting - 0.2%
CBS Corp., “B”	31,130	$430,217
Dex One Corp. (a)	1,974	16,818
New Young Broadcasting Holding Co., Inc. (a)	30	59,791
Supermedia, Inc. (a)	205	1,853

		$508,679
Cable TV - 0.1%
Comcast Corp., “A”	10,950	$187,464
Time Warner Cable, Inc.	2,860	147,605

		$335,069
Chemicals - 0.7%
Celanese Corp.	6,270	$167,409
E.I. du Pont de Nemours & Co.	19,110	779,115
LyondellBasell Industries N.V., “A” (a)	1,546	31,693
LyondellBasell Industries N.V., “B” (a)	6,057	124,108
PPG Industries, Inc.	10,010	658,958

		$1,761,283
Construction - 0.1%
Lennox International, Inc.	4,560	$193,298
Nortek, Inc. (a)	2,326	96,529

		$289,827
Consumer Products - 0.5%
Kimberly-Clark Corp.	2,343	$150,889
Newell Rubbermaid, Inc.	18,070	271,411
Procter & Gamble Co.	12,130	723,797

		$1,146,097
Electrical Equipment - 0.5%
General Electric Co.	76,172	$1,102,971

Electronics - 0.4%
Intel Corp.	23,357	$413,886
Jabil Circuit, Inc.	10,840	111,110
KLA-Tencor Corp.	4,240	118,762
Microchip Technology, Inc.	9,800	271,362

		$915,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 1.3%
Chevron Corp.	22,745	$1,686,769
ConocoPhillips	4,730	247,994
Exxon Mobil Corp.	7,110	420,628
Hess Corp.	3,480	174,870
Marathon Oil Corp.	17,330	528,392

		$3,058,653
Food & Beverages - 0.8%
Coca-Cola Co.	3,300	$184,536
Dr Pepper Snapple Group, Inc.	15,510	571,078
General Mills, Inc.	7,134	257,965
Herbalife Ltd.	2,670	148,399
Kraft Foods, Inc., “A”	7,900	236,605
PepsiCo, Inc.	7,270	466,589

		$1,865,172
Forest & Paper Products - 0.3%
Weyerhaeuser Co.	44,528	$699,090

Gaming & Lodging - 0.3%
Las Vegas Sands Corp. (a)	15,030	$425,800
Royal Caribbean Cruises Ltd. (a)	10,931	268,465

		$694,265
General Merchandise - 0.3%
Macy’s, Inc.	34,515	$670,972

Health Maintenance Organizations - 0.3%
Aetna, Inc.	22,850	$610,552
WellPoint, Inc. (a)	2,940	146,059

		$756,611
Insurance - 2.1%
ACE Ltd.	9,057	$484,278
Aflac, Inc.	11,810	558,022
Allied World Assurance Co. Holdings Ltd.	13,460	677,980
Aon Corp.	14,890	539,614
Chubb Corp.	4,720	260,166
Endurance Specialty Holdings Ltd.	12,280	452,395
MetLife, Inc.	12,942	486,619
Prudential Financial, Inc.	16,600	839,462
Travelers Cos., Inc.	13,930	682,291

		$4,980,827

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.1%
Activision Blizzard, Inc.	25,110	$268,426

Machinery & Tools - 0.4%
Kennametal, Inc.	8,000	$201,600
Pitney Bowes, Inc.	23,850	458,874
Timken Co.	9,860	322,521

		$982,995
Major Banks - 2.6%
Bank of America Corp.	100,006	$1,245,075
Bank of New York Mellon Corp.	20,060	486,856
Goldman Sachs Group, Inc.	5,030	688,808
JPMorgan Chase & Co.	35,210	1,280,236
Morgan Stanley	21,580	532,810
PNC Financial Services Group, Inc.	8,690	442,842
State Street Corp.	8,230	288,708
Wells Fargo & Co.	52,640	1,239,672

		$6,205,007
Medical & Health Technology & Services - 0.2%
Cardinal Health, Inc.	8,690	$260,352
McKesson Corp.	3,190	185,180

		$445,532
Medical Equipment - 0.1%
Medtronic, Inc.	5,490	$172,825
Thermo Fisher Scientific, Inc. (a)	3,320	139,838

		$312,663
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	3,970	$242,924

Natural Gas - Distribution - 0.2%
NiSource, Inc.	31,560	$547,250

Natural Gas - Pipeline - 0.4%
El Paso Corp.	25,660	$292,267
Williams Cos., Inc.	33,969	615,858

		$908,125
Oil Services - 0.3%
National Oilwell Varco, Inc.	18,400	$691,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 0.4%
CIT Group, Inc. (a)	3,820	$140,118
Citigroup, Inc. (a)	166,420	619,082
New York Community Bancorp, Inc.	10,010	159,059

		$918,259
Pharmaceuticals - 1.4%
Abbott Laboratories	12,400	$611,816
Johnson & Johnson	19,480	1,110,750
Merck & Co., Inc.	7,133	250,796
Pfizer, Inc.	77,280	1,231,070

		$3,204,432
Printing & Publishing - 0.0%
American Media, Inc. (a)	4,358	$26,668
Quad/Graphics, Inc. (a)	178	7,510

		$34,178
Railroad & Shipping - 0.2%
CSX Corp.	7,300	$364,197

Real Estate - 15.8%
Alexandria Real Estate Equities, Inc., REIT	17,526	$1,215,779
Atrium European Real Estate Ltd.	56,610	297,645
AvalonBay Communities, Inc., REIT	8,317	875,115
BioMed Realty Trust, Inc., REIT	80,027	1,367,661
Boston Properties, Inc., REIT	17,618	1,434,105
CapLease, Inc., REIT	119,497	614,215
Cousins Properties, Inc., REIT	76,833	504,793
Digital Realty Trust, Inc., REIT	28,419	1,684,394
Douglas Emmett, Inc., REIT	27,557	444,219
Duke Realty Corp., REIT	60,703	680,481
DuPont Fabros Technology, Inc., REIT	32,804	810,587
Entertainment Property Trust, REIT	14,066	606,104
Equity Lifestyle Properties, Inc., REIT	16,420	849,407
Equity Residential, REIT	29,690	1,360,693
Federal Realty Investment Trust, REIT	15,587	1,235,893
HCP, Inc., REIT	20,262	713,628
Home Properties, Inc., REIT	21,819	1,101,860
Kimco Realty Corp., REIT	107,319	1,600,126
Lexington Corporate Properties Trust, REIT	80,474	536,762
Mack-Cali Realty Corp., REIT	27,349	843,717
Medical Properties Trust, Inc., REIT	177,738	1,748,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Mercialys, REIT	7,394	$241,607
Mid-America Apartment Communities, Inc., REIT	20,563	1,161,193
Nationwide Health Properties, Inc., REIT	26,633	1,024,572
Parkway Properties, Inc., REIT	46,528	680,239
Plum Creek Timber Co. Inc., REIT	31,076	1,071,190
Public Storage, Inc., REIT	24,711	2,422,172
SEGRO PLC, REIT	38,880	161,235
Simon Property Group, Inc., REIT	43,975	3,977,539
SL Green Realty Corp., REIT	14,269	860,135
Starwood Property Trust, Inc., REIT	44,437	845,192
Ventas, Inc., REIT	40,063	2,023,582
Vornado Realty Trust, REIT	31,141	2,524,289

		$37,519,071
Restaurants - 0.2%
Darden Restaurants, Inc.	13,372	$551,729

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	200	$7,800

Specialty Stores - 0.3%
Limited Brands, Inc.	26,950	$636,020

Telephone Services - 1.4%
AT&T, Inc.	47,700	$1,289,331
CenturyLink, Inc.	15,444	558,455
Qwest Communications International, Inc.	78,710	444,712
Verizon Communications, Inc.	22,840	674,008
Virgin Media, Inc.	15,340	319,225

		$3,285,731
Tobacco - 0.5%
Altria Group, Inc.	7,880	$175,882
Philip Morris International, Inc.	3,830	197,015
Reynolds American, Inc.	13,830	754,288

		$1,127,185
Trucking - 0.1%
United Parcel Service, Inc., “B”	3,530	$225,214

Utilities - Electric Power - 1.5%
Alliant Energy Corp.	11,040	$386,621
American Electric Power Co., Inc.	6,001	212,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Constellation Energy Group, Inc.	9,770	$286,554
DPL, Inc.	6,040	152,933
Edison International	8,970	302,737
FirstEnergy Corp.	4,250	155,253
Integrys Energy Group, Inc.	5,440	263,568
NRG Energy, Inc. (a)	26,480	538,074
PG&E Corp.	3,560	166,466
Pinnacle West Capital Corp.	6,120	243,882
PPL Corp.	18,920	513,867
Public Service Enterprise Group, Inc.	8,820	281,887

		$3,504,337
Total Common Stocks (Identified Cost, $74,198,047)		$83,845,470

Floating Rate Loans (g)(r) - 0.7%
Aerospace - 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$103,552	$102,452

Automotive - 0.2%
Ford Motor Co., Term Loan B, 3.03%, 2013	$624,964	$601,177

Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$73,198	$69,067
Local TV Finance LLC, Term Loan B, 2.27%, 2013	13,596	12,089
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	67,146	65,804

		$146,960
Consumer Services - 0.0%
Realogy Corp., Letter of Credit B, 3.29%, 2013	$13,535	$11,679
Realogy Corp., Term Loan B, 3.29%, 2013	78,958	68,130

		$79,809
Financial Institutions - 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015	$29,643	$29,291

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$302,859	$7,571
MGM Mirage, Inc., Term Loan E, 7%, 2014	133,291	113,316

		$120,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Printing & Publishing - 0.1%
Tribune Co., Term Loan B, 6.5%, 2014 (d)	$227,180	$119,908

Utilities - Electric Power - 0.2%
TXU Corp., Term Loan B-2, 3.94%, 2014 (o)	$357,891	$271,147
TXU Corp., Term Loan B-3, 3.79%, 2014	188,378	141,990

		$413,137
Total Floating Rate Loans (Identified Cost, $1,885,602)		$1,613,621

	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $154,932) (a)	$0.01	7/14/10	82	$163,429

Convertible Bonds - 0.0%
Automotive - 0.0%
Accuride Corp., 7.5%, 2020 (Identified Cost, $37,818)			$37,818	$97,695

Put Options Purchased - 0.0%
Real Estate - 0.0%
IShares Dow Jones U.S. Real Estate - September 2010 @ $43 (premium paid $51,600)			4	$3,600

Money Market Funds (v) - 8.7%
MFS Institutional Money Market Portfolio, 0.24%, at Cost and Net Asset Value			20,744,828	$20,744,828
Total Investments (Identified Cost, $222,669,102)				$239,090,051

Other Assets, Less Liabilities - (0.9)%				(2,084,123)
Net Assets - 100.0%				$237,005,928

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,679,936, representing 10.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/30/09-5/03/10	$18,376	$24,582
American Media Operations, Inc., 14%, 2013	1/30/09-6/28/10	178,938	170,577
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	38,932	40,500
Amsted Industries, Inc., 8.125%, 2018	7/12/10-8/03/10	195,677	195,937
Bonten Media Acquisition Co., 9%, 2015	5/22/07-12/01/09	209,012	116,129
Braskem S.A., 7%, 2020	7/12/10	530,519	549,670
Building Materials Holding Corp., 6.875%, 2018	8/09/10	83,726	82,662
CSN Resources S.A., 6.5%, 2020	7/14/10	390,467	410,745
China Oriental Group Co. Ltd., 8%, 2015	8/11/10	283,000	289,367
Empresa Nacional Del Petroleo, 5.25%, 2020	8/05/10	99,595	102,415
Globo Communicacoes e Participacoes S.A., 6.25%, 2049	4/14/10-8/03/10	773,911	777,240
Indosat Palapa Co. B.V., 7.375%, 2020	8/03/10	684,047	690,678
International Lease Finance Corp., 7.125%, 2018	8/11/10-8/12/10	37,099	37,833
LBI Media, Inc., 8.5%, 2017	7/18/07	123,400	105,000
Local TV Finance LLC, 10%, 2015	11/09/07-9/08/08	201,315	177,306
MTS International Funding Ltd., 8.625%, 2020	6/15/10	100,000	113,250
Mueller Water Products, Inc., 8.75%, 2020	8/19/10	37,381	38,190
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	68,173	57,750
OPTI Canada, Inc., 9.75%, 2013	8/11/10-8/12/10	73,019	74,063
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10-8/02/10	95,649	95,475
Tenet Healthcare Corp., 8%, 2020	8/01/10	65,000	63,050
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	199,061	195,263
Total Restricted Securities			$4,407,682
% of Net Assets			1.9%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/10

Futures Contracts Outstanding at 8/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	3	$376,875	December-2010	$(743)

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $201,924,274)	$218,345,223
Underlying funds, at cost and value	20,744,828
Total investments, at value (identified cost, $222,669,102)	$239,090,051
Cash	197,041
Receivables for
Investments sold	2,327,608
Fund shares sold	3,267,021
Interest and dividends	2,994,231
Receivable from investment adviser	10,414
Other assets	590
Total assets	$247,886,956
Liabilities
Payables for
Distributions	$235,395
Daily variation margin on open futures contracts	1,031
Investments purchased	10,269,357
Fund shares reacquired	295,220
Payable to affiliates
Investment adviser	8,407
Shareholder servicing costs	48,092
Distribution and service fees	6,397
Administrative services fee	239
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	16,878
Total liabilities	$10,881,028
Net assets	$237,005,928
Net assets consist of
Paid-in capital	$268,561,307
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	16,420,220
Accumulated net realized gain (loss) on investments and foreign currency transactions	(48,564,381)
Undistributed net investment income	588,782
Net assets	$237,005,928
Shares of beneficial interest outstanding	23,864,776

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$149,111,554	15,011,658	$9.93
Class C	79,696,286	8,027,977	9.93
Class I	7,746,700	779,668	9.94
Class R1	111,498	11,237	9.92
Class R2	112,707	11,359	9.92
Class R3	113,286	11,408	9.93
Class R4	113,897	11,469	9.93
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.43 [100 / 95.25 x $9.93]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,135,141
Dividends	1,930,847
Dividends from underlying funds	16,359
Foreign taxes withheld	(1,517)
Total investment income	$6,080,830
Expenses
Management fee	$673,627
Distribution and service fees	520,767
Shareholder servicing costs	101,178
Administrative services fee	19,698
Independent Trustees’ compensation	3,188
Custodian fee	34,869
Shareholder communications	15,422
Auditing fees	27,866
Legal fees	2,443
Miscellaneous	61,851
Total expenses	$1,460,909
Fees paid indirectly	(29)
Reduction of expenses by investment adviser	(156,829)
Net expenses	$1,304,051
Net investment income	$4,776,779
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,474,065
Futures contracts	90,951
Foreign currency transactions	122,321
Net realized gain (loss) on investments and foreign currency transactions	$2,687,337
Change in unrealized appreciation (depreciation)
Investments	$3,370,086
Futures contracts	(7,125)
Translation of assets and liabilities in foreign currencies	(61,765)
Net unrealized gain (loss) on investments and foreign currency translation	$3,301,196
Net realized and unrealized gain (loss) on investments and foreign currency	$5,988,533
Change in net assets from operations	$10,765,312

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/10 (unaudited)	Year ended 2/28/10
From operations
Net investment income	$4,776,779	$7,940,708
Net realized gain (loss) on investments and foreign currency transactions	2,687,337	(8,501,822)
Net unrealized gain (loss) on investments and foreign currency translation	3,301,196	61,189,255
Change in net assets from operations	$10,765,312	$60,628,141
Distributions declared to shareholders
From net investment income	$(4,099,486)	$(8,471,693)
Change in net assets from fund share transactions	$46,382,881	$(7,589,192)
Total change in net assets	$53,048,707	$44,567,256
Net assets
At beginning of period	183,957,221	139,389,965
At end of period (including undistributed net investment income of $588,782 and accumulated distributions in excess of net investment income of $88,511, respectively)	$237,005,928	$183,957,221

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/10 (unaudited)		Years ended 2/29, 2/28
Class A			2010	2009	2008	2007 (c)

Net asset value, beginning of period	$9.60		$6.88	$10.04	$10.95	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.43	$0.47	$0.47	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		2.75	(3.13)	(0.80)	0.93
Total from investment operations	$0.54		$3.18	$(2.66)	$(0.33)	$1.30
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.46)	$(0.49)	$(0.48)	$(0.35)
From net realized gain on investments	—		—	(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.21)		$(0.46)	$(0.50)	$(0.58)	$(0.35)
Net asset value, end of period	$9.93		$9.60	$6.88	$10.04	$10.95
Total return (%) (r)(s)(t)	5.65	(n)	47.12	(27.43)	(3.18)	13.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.20	1.23	1.18	1.36	(a)
Expenses after expense reductions (f)	1.01	(a)	0.94	0.95	0.95	0.95	(a)
Net investment income	4.87	(a)	5.02	5.23	4.35	4.45	(a)
Portfolio turnover	31		79	80	89	46
Net assets at end of period (000 omitted)	$149,112		$116,318	$91,445	$166,546	$156,447

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/29, 2/28
Class C			2010	2009	2008	2007 (c)

Net asset value, beginning of period	$9.59		$6.88	$10.03	$10.94	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.37	$0.41	$0.39	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		2.74	(3.13)	(0.80)	0.93
Total from investment operations	$0.51		$3.11	$(2.72)	$(0.41)	$1.23
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.40)	$(0.42)	$(0.40)	$(0.29)
From net realized gain on investments	—		—	(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.17)		$(0.40)	$(0.43)	$(0.50)	$(0.29)
Net asset value, end of period	$9.93		$9.59	$6.88	$10.03	$10.94
Total return (%) (r)(s)(t)	5.37	(n)	45.90	(27.88)	(3.87)	12.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.95	1.93	1.89	2.01	(a)
Expenses after expense reductions (f)	1.75	(a)	1.69	1.65	1.65	1.65	(a)
Net investment income	4.10	(a)	4.27	4.54	3.64	3.67	(a)
Portfolio turnover	31		79	80	89	46
Net assets at end of period (000 omitted)	$79,696		$63,377	$46,617	$82,486	$64,316

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/29, 2/28
Class I			2010	2009	2008	2007 (c)

Net asset value, beginning of period	$9.60		$6.88	$10.04	$10.95	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.45	$0.50	$0.51	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		2.75	(3.14)	(0.81)	0.91
Total from investment operations	$0.56		$3.20	$(2.64)	$(0.30)	$1.32
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.48)	$(0.51)	$(0.51)	$(0.37)
From net realized gain on investments	—		—	(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.22)		$(0.48)	$(0.52)	$(0.61)	$(0.37)
Net asset value, end of period	$9.94		$9.60	$6.88	$10.04	$10.95
Total return (%) (r)(s)	5.89	(n)	47.47	(27.21)	(2.89)	13.45	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	0.93	0.88	1.29	(a)
Expenses after expense reductions (f)	0.76	(a)	0.69	0.65	0.65	0.65	(a)
Net investment income	5.11	(a)	4.95	5.56	4.67	4.84	(a)
Portfolio turnover	31		79	80	89	46
Net assets at end of period (000 omitted)	$7,747		$3,835	$1,036	$1,507	$2,459

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28
Class R1			2010	2009 (i)

Net asset value, beginning of period	$9.59		$6.87	$9.83
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.37	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		2.75	(2.94)
Total from investment operations	$0.50		$3.12	$(2.67)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.40)	$(0.29)
Net asset value, end of period	$9.92		$9.59	$6.87
Total return (%) (r)(s)	5.27	(n)	46.11	(27.52	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.94	1.97	(a)
Expenses after expense reductions (f)	1.75	(a)	1.69	1.65	(a)
Net investment income	4.09	(a)	4.24	4.76	(a)
Portfolio turnover	31		79	80
Net assets at end of period (000 omitted)	$111		$106	$73

	Six months ended 8/31/10 (unaudited)		Years ended 2/28
Class R2			2010	2009 (i)

Net asset value, beginning of period	$9.59		$6.87	$9.83
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.41	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		2.75	(2.93)
Total from investment operations	$0.53		$3.16	$(2.64)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.44)	$(0.32)
Net asset value, end of period	$9.92		$9.59	$6.87
Total return (%) (r)(s)	5.53	(n)	46.82	(27.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.45	1.48	(a)
Expenses after expense reductions (f)	1.25	(a)	1.19	1.15	(a)
Net investment income	4.60	(a)	4.74	5.26	(a)
Portfolio turnover	31		79	80
Net assets at end of period (000 omitted)	$113		$107	$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28
Class R3			2010	2009 (i)

Net asset value, beginning of period	$9.59		$6.88	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.43	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		2.74	(2.93)
Total from investment operations	$0.55		$3.17	$(2.62)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.46)	$(0.34)
Net asset value, end of period	$9.93		$9.59	$6.88
Total return (%) (r)(s)	5.76	(n)	46.96	(27.12	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.20	1.22	(a)
Expenses after expense reductions (f)	1.00	(a)	0.94	0.90	(a)
Net investment income	4.84	(a)	4.99	5.49	(a)
Portfolio turnover	31		79	80
Net assets at end of period (000 omitted)	$113		$107	$73

	Six months ended 8/31/10 (unaudited)		Years ended 2/28
Class R4			2010	2009 (i)

Net asset value, beginning of period	$9.59		$6.88	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.46	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		2.73	(2.93)
Total from investment operations	$0.56		$3.19	$(2.61)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.48)	$(0.35)
Net asset value, end of period	$9.93		$9.59	$6.88
Total return (%) (r)(s)	5.90	(n)	47.32	(26.99	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.95	0.97	(a)
Expenses after expense reductions (f)	0.75	(a)	0.69	0.65	(a)
Net investment income	5.09	(a)	5.24	5.76	(a)
Portfolio turnover	31		79	80
Net assets at end of period (000 omitted)	$114		$108	$73

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 26, 2006, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception July 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Diversified Income Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a

Notes to Financial Statements (unaudited) – continued

third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign

Notes to Financial Statements (unaudited) – continued

markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such

Notes to Financial Statements (unaudited) – continued

as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$82,801,993	$104,329	$249,888	$83,156,210
Foreign Equities	856,288	—	—	856,288
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	25,233,712	—	25,233,712
Non-U.S. Sovereign Debt	—	16,428,099	—	16,428,099
Municipal Bonds	—	1,289,938	—	1,289,938
Corporate Bonds	—	48,780,988	—	48,780,988
Residential Mortgage-Backed Securities	—	22,118,830	—	22,118,830
Commercial Mortgage-Backed Securities	—	662,882	—	662,882
Foreign Bonds	—	18,204,655	—	18,204,655
Floating Rate Loans	—	1,613,621	—	1,613,621
Mutual Funds	20,744,828	—	—	20,744,828
Total Investments	$104,403,109	$134,437,054	$249,888	$239,090,051

Other Financial Instruments
Futures	$(743)	$—	$—	$(743)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/28/10	$12,506
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	14,161
Net purchases (sales)	—
Transfers in and/or out of Level 3	223,221
Balance as of 8/31/10	$249,888

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at August 31, 2010 is $14,161.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the

Notes to Financial Statements (unaudited) – continued

reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$—	$(743)
Equity Contracts	Purchased Equity Options	3,600	—
Total		$3,600	$(743)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2010 as reported in the Statement of Operations:

	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate Contracts	$90,951	$—	$—
Foreign Exchange Contracts	—	123,066	—
Equity Contracts	—	—	(319,840)
Total	$90,951	$123,066	$(319,840)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2010 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate Contracts	$(7,125)	$—	$—
Foreign Exchange Contracts	—	(61,914)	—
Equity Contracts	—	—	172,840
Total	$(7,125)	$(61,914)	$172,840

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent

Notes to Financial Statements (unaudited) – continued

payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will

Notes to Financial Statements (unaudited) – continued

be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share.

Notes to Financial Statements (unaudited) – continued

Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/10
Ordinary income (including any short-term capital gains)	$8,471,693

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/10
Cost of investments	$231,110,173
Gross appreciation	13,565,725
Gross depreciation	(5,585,847)
Net unrealized appreciation (depreciation)	$7,979,878

As of 2/28/10
Undistributed ordinary income	698,684
Capital loss carryforwards	(43,010,019)
Other temporary differences	(730,638)
Net unrealized appreciation (depreciation)	4,820,768

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

2/28/17	$(14,203,673)
2/28/18	(28,806,346)
$(43,010,019)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s

Notes to Financial Statements (unaudited) – continued

realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/10	Year ended 2/28/10
Class A	$2,751,040	$5,790,209
Class C	1,234,015	2,530,928
Class I	105,410	131,206
Class R1	1,923	4,289
Class R2	2,217	4,775
Class R3	2,365	5,020
Class R4	2,516	5,266
Total	$4,099,486	$8,471,693

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The adviser and the fund have engaged a sub-adviser for the real estate related component of the fund, Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser. MFS pays a sub-advisory fee to the sub-adviser in an amount equal to 0.30% annually of the average daily net asset value of the fund’s assets managed by the sub-adviser. The fund is not responsible for paying the sub-advisory fee.

Prior to July 1, 2010, the investment adviser agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.95%	1.70%	0.70%	1.70%	1.20%	0.95%	0.70%

This written agreement expired June 30, 2010. For the period March 1, 2010 through June 30, 2010, this reduction amounted to $136,231 and is reflected as a reduction of total expenses in the Statements of Operations.

Effective July 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and

Notes to Financial Statements (unaudited) – continued

investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2012. For the period July 1, 2010 through August 31, 2010, this reduction amounted to $19,954 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $96,552 for the six months ended August 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$163,538
Class C	0.75%	0.25%	1.00%	1.00%	356,256
Class R1	0.75%	0.25%	1.00%	1.00%	553
Class R2	0.25%	0.25%	0.50%	0.50%	280
Class R3	—	0.25%	0.25%	0.25%	140
Total Distribution and Service Fees					$520,767

(d)	In accordance with the distribution plan for certain classes, the fund pay distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2010 based on each class’ average daily net assets.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2010, the fee was $35,575, which equated to 0.0343% annually of the fund’s average daily

Notes to Financial Statements (unaudited) – continued

net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended August 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $65,603.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2010 was equivalent to an annual effective rate of 0.0190% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $760 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $644, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$20,358,591	$6,877,177
Investments (non-U.S. Government securities)	$75,024,666	$52,857,609

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/10		Year ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,232,280	$41,829,972	3,044,087	$26,342,501
Class C	1,944,506	19,248,507	1,367,721	12,303,241
Class I	437,823	4,342,421	310,755	2,822,701
	6,614,609	$65,420,900	4,722,563	$41,468,443
Shares issued to shareholders in reinvestment of distributions
Class A	204,332	$2,021,456	540,822	$4,706,859
Class C	81,407	804,588	186,069	1,616,346
Class I	5,596	55,335	9,337	82,026
Class R1	195	1,923	492	4,289
Class R2	225	2,217	548	4,775
Class R3	239	2,365	576	5,020
Class R4	254	2,516	603	5,266
	292,248	$2,890,400	738,447	$6,424,581
Shares reacquired
Class A	(1,545,141)	$(15,324,964)	(4,752,596)	$(40,470,307)
Class C	(605,493)	(5,978,844)	(1,724,255)	(14,356,702)
Class I	(63,203)	(624,611)	(71,205)	(655,207)
	(2,213,837)	$(21,928,419)	(6,548,056)	$(55,482,216)
Net change
Class A	2,891,471	$28,526,464	(1,167,687)	$(9,420,947)
Class C	1,420,420	14,074,251	(170,465)	(437,115)
Class I	380,216	3,773,145	248,887	2,249,520
Class R1	195	1,923	492	4,289
Class R2	225	2,217	548	4,775
Class R3	239	2,365	576	5,020
Class R4	254	2,516	603	5,266
	4,693,020	$46,382,881	(1,087,046)	$(7,589,192)

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2010, the fund’s commitment fee and interest expense were $1,267 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,587,045	45,745,623	(35,587,840)	20,744,828

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,359	$20,744,828

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS and investment sub-advisory agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”) (together, the “Agreements”). The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS and Sun Capital during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Fund were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS and Sun Capital, as applicable, under the Agreements and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients

Board Review of Investment Advisory Agreement – continued

of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds, and (ix) information regarding the overall organization of Sun Capital, including information about Sun Capital personnel providing investment advisory services to the Fund. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS or Sun Capital.

The Trustees’ conclusion as to the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2009 relative to the Lipper performance universe. The Fund commenced operations on May 26, 2006; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee, sub-advisory fee, and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees noted that MFS (and not the Fund) pays Sun Capital its sub-advisory fee from its advisory fees. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate and sub-advisory fee rate schedules are not subject to any breakpoints. Taking into

Board Review of Investment Advisory Agreement – continued

account the expense limitation noted above, the Trustees determined not to recommend any advisory fee or sub-advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS and Sun Capital relating to MFS’ and Sun Capital’s costs and profits with respect to the Fund, and with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fee charged to the Fund and the sub-advisory fee paid by MFS to Sun Capital represent reasonable compensation in light of the services being provided by MFS and Sun Capital to the Fund.

In addition, the Trustees considered MFS’ and Sun Capital’s resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS, Sun Capital and their ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser and sub-adviser that also serve other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS and Sun Capital. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ and Sun Capital’s interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS and Sun Capital from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. The Trustees noted that Sun

Board Review of Investment Advisory Agreement – continued

Capital may obtain third-party research with soft dollar commissions. Additionally, the Trustees considered so-called “fall-out benefits” to MFS and Sun Capital such as reputational value derived from serving as an investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS and MFS’ investment sub-advisory agreement with Sun Capital should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Government Securities Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

8/31/10

MFG-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	49.6%
U.S. Treasury Securities	26.7%
U.S. Government Agencies	9.5%
Municipal Bonds	3.3%
Commercial Mortgage- Backed Securities	1.4%
High Grade Corporates	0.5%

Composition including fixed income credit quality (a)(i)
AAA	36.8%
AA	2.4%
Cash & Other (NR)	9.1%
U.S. Agency (NR)	51.7%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	5.8 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.
The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 8/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2010 through August 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010 through August 31, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

4

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/10	Ending Account Value 8/31/10	Expenses Paid During Period (p) 3/01/10-8/31/10
A	Actual	0.86%	$1,000.00	$1,046.52	$4.44
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
B	Actual	1.61%	$1,000.00	$1,042.68	$8.29
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
C	Actual	1.60%	$1,000.00	$1,043.59	$8.24
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
I	Actual	0.61%	$1,000.00	$1,047.82	$3.15
	Hypothetical (h)	0.61%	$1,000.00	$1,022.13	$3.11
R1	Actual	1.61%	$1,000.00	$1,042.68	$8.29
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
R2	Actual	1.11%	$1,000.00	$1,045.26	$5.72
	Hypothetical (h)	1.11%	$1,000.00	$1,019.61	$5.65
R3	Actual	0.86%	$1,000.00	$1,046.52	$4.44
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
R4	Actual	0.60%	$1,000.00	$1,048.82	$3.10
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

8/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.5%
Issuer	Shares/Par	Value ($)

Agency - Other - 5.7%
Financing Corp., 10.7%, 2017	$14,360,000	$22,014,856
Financing Corp., 9.4%, 2018	11,750,000	17,225,406
Financing Corp., 9.8%, 2018	14,975,000	22,410,582
Financing Corp., 10.35%, 2018	15,165,000	23,614,999
Financing Corp., STRIPS, 0%, 2017	18,780,000	15,520,243

		$100,786,086
Asset-Backed & Securitized - 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,340,102
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	9,594,605
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	5,431,290	5,561,577
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	5,341,614	5,605,333

		$25,101,617
Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,290,057
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	891,089
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	2,984,383

		$9,165,529
Mortgage-Backed - 49.4%
Fannie Mae, 4%, 2016	$511,988	$517,359
Fannie Mae, 4.35%, 2013	864,119	923,234
Fannie Mae, 4.374%, 2013	2,400,730	2,562,573
Fannie Mae, 4.5%, 2016 - 2029	39,768,120	42,363,757
Fannie Mae, 4.518%, 2013	570,450	606,675
Fannie Mae, 4.542%, 2013	2,591,379	2,767,418
Fannie Mae, 4.56%, 2015	2,239,223	2,448,346
Fannie Mae, 4.565%, 2015	734,501	794,044
Fannie Mae, 4.589%, 2014	2,208,819	2,396,188
Fannie Mae, 4.6%, 2014	1,730,504	1,874,883
Fannie Mae, 4.609%, 2014	5,642,043	6,117,544

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.62%, 2015	$3,199,835	$3,506,725
Fannie Mae, 4.665%, 2015	1,512,951	1,662,478
Fannie Mae, 4.67%, 2019	1,180,000	1,297,994
Fannie Mae, 4.69%, 2015	1,232,884	1,354,643
Fannie Mae, 4.7%, 2015	2,221,220	2,435,548
Fannie Mae, 4.73%, 2012	2,632,890	2,804,230
Fannie Mae, 4.74%, 2015	1,716,974	1,893,085
Fannie Mae, 4.77%, 2012 - 2014	2,181,508	2,363,872
Fannie Mae, 4.78%, 2015	1,867,103	2,068,334
Fannie Mae, 4.79%, 2012 - 2015	2,820,195	3,076,786
Fannie Mae, 4.81%, 2015	1,609,502	1,794,832
Fannie Mae, 4.815%, 2015	1,963,571	2,174,574
Fannie Mae, 4.82%, 2014 - 2015	4,998,817	5,518,396
Fannie Mae, 4.83%, 2019	1,633,829	1,815,954
Fannie Mae, 4.84%, 2019	635,055	706,277
Fannie Mae, 4.841%, 2014	8,172,352	8,916,737
Fannie Mae, 4.845%, 2013	3,568,787	3,845,000
Fannie Mae, 4.85%, 2015	1,381,753	1,526,330
Fannie Mae, 4.87%, 2015	1,317,433	1,458,273
Fannie Mae, 4.872%, 2014	5,413,635	5,834,400
Fannie Mae, 4.875%, 2019	5,378,901	6,032,504
Fannie Mae, 4.88%, 2020	1,088,772	1,216,778
Fannie Mae, 4.89%, 2015	1,220,038	1,350,866
Fannie Mae, 4.92%, 2014	828,929	893,429
Fannie Mae, 4.921%, 2015	5,541,098	6,146,093
Fannie Mae, 4.935%, 2014	751,180	818,714
Fannie Mae, 4.94%, 2019	432,370	483,612
Fannie Mae, 4.989%, 2017	4,518,618	4,984,263
Fannie Mae, 5%, 2013 - 2039	86,102,689	91,677,173
Fannie Mae, 5.05%, 2017 - 2019	3,079,823	3,461,950
Fannie Mae, 5.06%, 2013 - 2017	3,270,117	3,581,169
Fannie Mae, 5.08%, 2016 - 2019	2,084,121	2,338,636
Fannie Mae, 5.09%, 2016	600,000	674,167
Fannie Mae, 5.1%, 2014 - 2015	3,182,807	3,503,743
Fannie Mae, 5.159%, 2013	2,037,632	2,215,131
Fannie Mae, 5.16%, 2018	825,848	929,988
Fannie Mae, 5.19%, 2020	1,998,258	2,217,275
Fannie Mae, 5.27%, 2016	650,000	729,546
Fannie Mae, 5.28%, 2019	590,462	666,795
Fannie Mae, 5.3%, 2017	765,551	863,310
Fannie Mae, 5.37%, 2013 - 2018	3,760,768	4,120,544
Fannie Mae, 5.38%, 2017	2,020,949	2,284,120

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.424%, 2016	$4,407,381	$4,979,249
Fannie Mae, 5.466%, 2015	5,371,083	6,050,245
Fannie Mae, 5.47%, 2019	393,171	440,688
Fannie Mae, 5.5%, 2017 - 2038	163,404,374	175,903,850
Fannie Mae, 5.503%, 2011	1,743,000	1,824,044
Fannie Mae, 5.507%, 2017	1,477,834	1,677,059
Fannie Mae, 5.6%, 2019	1,477,014	1,663,579
Fannie Mae, 5.68%, 2018	1,139,531	1,274,186
Fannie Mae, 5.724%, 2016	3,741,323	4,145,279
Fannie Mae, 6%, 2017 - 2037	56,208,312	60,970,663
Fannie Mae, 6.005%, 2012	1,152,318	1,211,155
Fannie Mae, 6.022%, 2010	1,600,000	1,613,722
Fannie Mae, 6.088%, 2011	2,736,000	2,832,642
Fannie Mae, 6.26%, 2012	362,949	386,976
Fannie Mae, 6.5%, 2016 - 2037	19,372,716	21,286,966
Fannie Mae, 7.5%, 2024 - 2031	470,203	535,468
Freddie Mac, 4%, 2025	15,496,412	16,292,029
Freddie Mac, 4.186%, 2019	2,800,000	2,996,979
Freddie Mac, 4.224%, 2020	4,281,146	4,599,538
Freddie Mac, 4.251%, 2020	3,106,000	3,342,512
Freddie Mac, 4.375%, 2015	2,057,244	2,099,544
Freddie Mac, 4.5%, 2016 - 2028	21,127,138	22,255,045
Freddie Mac, 5%, 2016 - 2040	59,190,806	62,693,566
Freddie Mac, 5.085%, 2019	6,865,000	7,733,133
Freddie Mac, 5.5%, 2021 - 2038	70,113,376	74,904,177
Freddie Mac, 6%, 2017 - 2038	40,225,620	43,428,440
Freddie Mac, 6.5%, 2016 - 2038	7,172,398	7,797,161
Ginnie Mae, 4%, 2032	532,513	546,401
Ginnie Mae, 4.5%, 2039 - 2040	19,513,075	20,763,013
Ginnie Mae, 5.5%, 2033 - 2038	29,817,697	32,415,886
Ginnie Mae, 5.612%, 2058	12,694,082	13,861,393
Ginnie Mae, 6.357%, 2058	6,793,371	7,482,526

		$870,623,409
Municipals - 3.3%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$5,315,000	$6,654,805
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	12,420,000	15,225,430
Harris County, TX, “C”, AGM, 5.25%, 2027	8,275,000	10,531,013
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	7,075,000	8,781,419

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Municipals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	$5,080,000	$6,388,456
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	5,515,000	7,128,854
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,465,000	3,078,095

		$57,788,072
U.S. Government Agencies and Equivalents - 3.7%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,994,886
Empresa Energetica Cornito Ltd., 6.07%, 2010	826,000	828,247
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,597,796
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,106,000	1,072,720
Small Business Administration, 9.7%, 2010	2,552	2,552
Small Business Administration, 9.3%, 2010	10,318	10,469
Small Business Administration, 8.625%, 2011	11,103	11,442
Small Business Administration, 8.8%, 2011	14,938	15,179
Small Business Administration, 6.35%, 2021	1,505,144	1,642,076
Small Business Administration, 6.34%, 2021	1,883,107	2,056,444
Small Business Administration, 6.44%, 2021	1,648,241	1,804,620
Small Business Administration, 6.625%, 2021	1,703,378	1,872,263
Small Business Administration, 6.07%, 2022	1,762,433	1,959,969
Small Business Administration, 4.98%, 2023	1,858,954	1,992,317
Small Business Administration, 4.89%, 2023	4,338,730	4,718,386
Small Business Administration, 4.77%, 2024	3,784,260	4,073,705
Small Business Administration, 5.52%, 2024	2,764,641	3,008,382
Small Business Administration, 4.99%, 2024	3,291,645	3,568,609
Small Business Administration, 4.86%, 2024	2,441,354	2,639,596
Small Business Administration, 4.86%, 2025	3,726,847	4,034,296
Small Business Administration, 5.11%, 2025	3,265,827	3,540,285
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,348,446
U.S. Department of Housing & Urban Development, 6.59%, 2016	350,000	352,089

		$65,144,774
U.S. Treasury Obligations - 26.5%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,584,140
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,973,554
U.S. Treasury Bonds, 6%, 2026	5,933,000	8,118,011
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	10,037,711
U.S. Treasury Bonds, 5.25%, 2029	38,818,000	49,899,337
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,561,019
U.S. Treasury Bonds, 5%, 2037	4,133,000	5,268,930
U.S. Treasury Bonds, 4.5%, 2039	16,330,900	19,204,126
U.S. Treasury Notes, 0.75%, 2011	45,000,000	45,212,715

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.125%, 2012	$12,294,000	$12,418,858
U.S. Treasury Notes, 1.375%, 2013	16,769,000	17,082,111
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,975,196
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,798,278
U.S. Treasury Notes, 3.125%, 2013	48,289,000	51,820,133
U.S. Treasury Notes, 4%, 2014	2,232,000	2,473,161
U.S. Treasury Notes, 1.875%, 2014	85,109,000	88,007,983
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,786,406
U.S. Treasury Notes, 4%, 2015	13,740,000	15,436,038
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,058,887
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,585,265
U.S. Treasury Notes, 3.75%, 2018	62,529,000	70,012,971
U.S. Treasury Notes, 3.125%, 2019	12,284,000	13,086,293
U.S. Treasury Notes, 6.375%, 2027	2,309,000	3,309,808

		$467,710,931
Total Bonds (Identified Cost, $1,481,091,395)		$1,596,320,418

Money Market Funds (v) - 9.1%
MFS Institutional Money Market Portfolio, 0.24%, at Cost and Net Asset Value	161,325,906	$161,325,906
Total Investments (Identified Cost, $1,642,417,301)		$1,757,646,324

Other Assets, Less Liabilities - 0.4%		7,236,115
Net Assets - 100.0%		$1,764,882,439

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,670,516, representing 0.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
AGM	Assured Guaranty Municipal

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,481,091,395)	$1,596,320,418
Underlying funds, at cost and value	161,325,906
Total investments, at value (identified cost, $1,642,417,301)	$1,757,646,324
Receivables for
Investments sold	5,373
Fund shares sold	5,222,181
Interest	9,398,352
Other assets	4,172
Total assets	$1,772,276,402
Liabilities
Payables for
Distributions	$901,092
Investments purchased	4,237,210
Fund shares reacquired	1,579,372
Payable to affiliates
Investment adviser	38,498
Shareholder servicing costs	429,427
Distribution and service fees	29,089
Administrative services fee	1,405
Payable for independent Trustees’ compensation	88,906
Accrued expenses and other liabilities	88,964
Total liabilities	$7,393,963
Net assets	$1,764,882,439
Net assets consist of
Paid-in capital	$1,683,315,535
Unrealized appreciation (depreciation) on investments	115,229,023
Accumulated net realized gain (loss) on investments	(32,607,613)
Accumulated distributions in excess of net investment income	(1,054,506)
Net assets	$1,764,882,439
Shares of beneficial interest outstanding	168,820,850

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,002,815,538	95,926,240	$10.45
Class B	69,213,018	6,629,370	10.44
Class C	135,020,865	12,887,920	10.48
Class I	357,665,539	34,216,827	10.45
Class R1	7,399,759	708,588	10.44
Class R2	110,527,624	10,584,274	10.44
Class R3	63,595,486	6,084,462	10.45
Class R4	18,644,610	1,783,169	10.46

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.97 [100 / 95.25 x $10.45]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$31,771,891
Dividends from underlying funds	166,298
Total investment income	$31,938,189
Expenses
Management fee	$3,331,013
Distribution and service fees	2,496,762
Shareholder servicing costs	1,238,309
Administrative services fee	120,818
Independent Trustees’ compensation	28,293
Custodian fee	112,595
Shareholder communications	67,775
Auditing fees	25,610
Legal fees	18,030
Miscellaneous	105,247
Total expenses	$7,544,452
Fees paid indirectly	(12)
Reduction of expenses by investment adviser	(5,252)
Net expenses	$7,539,188
Net investment income	$24,399,001
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$4,740,444
Futures contracts	(116,556)
Net realized gain (loss) on investments	$4,623,888
Change in unrealized appreciation (depreciation)
Investments	$47,573,303
Futures contracts	(54,512)
Net unrealized gain (loss) on investments	$47,518,791
Net realized and unrealized gain (loss) on investments	$52,142,679
Change in net assets from operations	$76,541,680

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/10 (unaudited)	Year ended 2/28/10
From operations
Net investment income	$24,399,001	$50,138,296
Net realized gain (loss) on investments	4,623,888	11,696,754
Net unrealized gain (loss) on investments	47,518,791	25,491,603
Change in net assets from operations	$76,541,680	$87,326,653
Distributions declared to shareholders
From net investment income	$(26,651,646)	$(55,242,760)
Change in net assets from fund share transactions	$143,529,044	$98,887,942
Total change in net assets	$193,419,078	$130,971,835
Net assets
At beginning of period	1,571,463,361	1,440,491,526
At end of period (including accumulated distributions in excess of net investment income of $1,054,506 and undistributed net investment income of $1,198,139, respectively)	$1,764,882,439	$1,571,463,361

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/10 (unaudited)		Years ended 2/28, 2/29
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.15		$9.92	$9.78	$9.48	$9.47	$9.65
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.35	$0.39	$0.41	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	0.32		0.27	0.17	0.33	0.04	(0.17)
Total from investment operations	$0.47		$0.62	$0.56	$0.74	$0.44	$0.22
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.39)	$(0.42)	$(0.44)	$(0.43)	$(0.40)
Net asset value, end of period	$10.45		$10.15	$9.92	$9.78	$9.48	$9.47
Total return (%) (r)(s)(t)	4.65	(n)	6.31	5.95	8.02	4.75	2.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.91	0.84	0.88	0.90
Expenses after expense reductions (f)	0.86	(a)	0.88	0.80	0.73	0.78	0.80
Net investment income	2.98	(a)	3.49	3.98	4.35	4.29	4.03
Portfolio turnover	15		32	57	55	14	73
Net assets at end of period (000 omitted)	$1,002,816		$923,918	$888,523	$740,620	$731,126	$826,001

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28, 2/29
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.14		$9.91	$9.77	$9.47	$9.46	$9.64
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.28	$0.32	$0.34	$0.33	$0.31
Net realized and unrealized gain (loss) on investments	0.31		0.26	0.17	0.33	0.04	(0.16)
Total from investment operations	$0.43		$0.54	$0.49	$0.67	$0.37	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.31)	$(0.35)	$(0.37)	$(0.36)	$(0.33)
Net asset value, end of period	$10.44		$10.14	$9.91	$9.77	$9.47	$9.46
Total return (%) (r)(s)(t)	4.27	(n)	5.52	5.16	7.22	3.97	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.63	1.66	1.59	1.64	1.65
Expenses after expense reductions (f)	1.61	(a)	1.63	1.55	1.49	1.54	1.55
Net investment income	2.24	(a)	2.75	3.25	3.61	3.55	3.27
Portfolio turnover	15		32	57	55	14	73
Net assets at end of period (000 omitted)	$69,213		$74,842	$102,852	$94,206	$124,277	$175,207

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28, 2/29
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.17		$9.95	$9.81	$9.51	$9.50	$9.68
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.27	$0.31	$0.34	$0.33	$0.32
Net realized and unrealized gain (loss) on investments	0.33		0.26	0.18	0.33	0.04	(0.17)
Total from investment operations	$0.44		$0.53	$0.49	$0.67	$0.37	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.31)	$(0.35)	$(0.37)	$(0.36)	$(0.33)
Net asset value, end of period	$10.48		$10.17	$9.95	$9.81	$9.51	$9.50
Total return (%) (r)(s)(t)	4.36	(n)	5.40	5.16	7.21	3.97	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.66	1.59	1.64	1.65
Expenses after expense reductions (f)	1.60	(a)	1.62	1.55	1.49	1.54	1.55
Net investment income	2.22	(a)	2.71	3.21	3.59	3.55	3.27
Portfolio turnover	15		32	57	55	14	73
Net assets at end of period (000 omitted)	$135,021		$116,622	$92,046	$35,316	$27,529	$35,768

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28, 2/29
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.15		$9.92	$9.78	$9.48	$9.47	$9.65
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.38	$0.41	$0.44	$0.42	$0.41
Net realized and unrealized gain (loss) on investments	0.31		0.26	0.18	0.32	0.04	(0.17)
Total from investment operations	$0.48		$0.64	$0.59	$0.76	$0.46	$0.24
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.41)	$(0.45)	$(0.46)	$(0.45)	$(0.42)
Net asset value, end of period	$10.45		$10.15	$9.92	$9.78	$9.48	$9.47
Total return (%) (r)(s)	4.78	(n)	6.57	6.21	8.28	5.01	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.63	0.66	0.59	0.63	0.65
Expenses after expense reductions (f)	0.61	(a)	0.63	0.55	0.48	0.53	0.55
Net investment income	3.23	(a)	3.73	4.26	4.61	4.54	4.34
Portfolio turnover	15		32	57	55	14	73
Net assets at end of period (000 omitted)	$357,666		$318,667	$286,371	$449,109	$432,536	$359,623

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28, 2/29
Class R1			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$10.14		$9.91	$9.77	$9.48	$9.46	$9.57
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.28	$0.32	$0.33	$0.32	$0.29
Net realized and unrealized gain (loss) on investments	0.31		0.26	0.17	0.32	0.05	(0.12	)(g)
Total from investment operations	$0.43		$0.54	$0.49	$0.65	$0.37	$0.17
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.31)	$(0.35)	$(0.36)	$(0.35)	$(0.28)
Net asset value, end of period	$10.44		$10.14	$9.91	$9.77	$9.48	$9.46
Total return (%) (r)(s)	4.27	(n)	5.52	5.16	7.00	3.98	1.82	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.63	1.66	1.68	1.82	1.85	(a)
Expenses after expense reductions (f)	1.61	(a)	1.63	1.55	1.58	1.62	1.68	(a)
Net investment income	2.23	(a)	2.74	3.24	3.45	3.45	3.25	(a)
Portfolio turnover	15		32	57	55	14	73
Net assets at end of period (000 omitted)	$7,400		$6,246	$5,713	$3,832	$586	$192

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28, 2/29
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.14		$9.91	$9.77	$9.48	$9.47	$9.65
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.32	$0.36	$0.37	$0.37	$0.35
Net realized and unrealized gain (loss) on investments	0.32		0.27	0.18	0.32	0.03	(0.18)
Total from investment operations	$0.46		$0.59	$0.54	$0.69	$0.40	$0.17
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.36)	$(0.40)	$(0.40)	$(0.39)	$(0.35)
Net asset value, end of period	$10.44		$10.14	$9.91	$9.77	$9.48	$9.47
Total return (%) (r)(s)	4.53	(n)	6.04	5.69	7.51	4.34	1.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.13	1.16	1.19	1.37	1.40
Expenses after expense reductions (f)	1.11	(a)	1.12	1.05	1.09	1.17	1.24
Net investment income	2.72	(a)	3.22	3.74	3.95	3.89	3.64
Portfolio turnover	15		32	57	55	14	73
Net assets at end of period (000 omitted)	$110,528		$73,052	$35,616	$13,863	$3,928	$1,392

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28, 2/29
Class R3			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$10.15		$9.92	$9.78	$9.48	$9.48	$9.58
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.35	$0.39	$0.40	$0.39	$0.36
Net realized and unrealized gain (loss) on investments	0.32		0.27	0.17	0.33	0.02	(0.11	)(g)
Total from investment operations	$0.47		$0.62	$0.56	$0.73	$0.41	$0.25
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.39)	$(0.42)	$(0.43)	$(0.41)	$(0.35)
Net asset value, end of period	$10.45		$10.15	$9.92	$9.78	$9.48	$9.48
Total return (%) (r)(s)	4.65	(n)	6.31	5.95	7.88	4.49	2.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.91	0.95	1.02	1.05	(a)
Expenses after expense reductions (f)	0.86	(a)	0.87	0.80	0.85	0.92	0.95	(a)
Net investment income	2.97	(a)	3.47	3.98	4.21	4.15	4.02	(a)
Portfolio turnover	15		32	57	55	14	73
Net assets at end of period (000 omitted)	$63,595		$46,780	$25,009	$15,317	$8,108	$1,305

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/10 (unaudited)		Years ended 2/28, 2/29
Class R4			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$10.15		$9.93	$9.78	$9.51	$9.47	$9.58
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.41	$0.43	$0.42	$0.37
Net realized and unrealized gain (loss) on investments	0.32		0.26	0.19	0.29	0.06	(0.10	)(g)
Total from investment operations	$0.49		$0.63	$0.60	$0.72	$0.48	$0.27
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.41)	$(0.45)	$(0.45)	$(0.44)	$(0.38)
Net asset value, end of period	$10.46		$10.15	$9.93	$9.78	$9.51	$9.47
Total return (%) (r)(s)	4.88	(n)	6.46	6.32	7.85	5.24	2.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.63	0.66	0.65	0.73	0.75	(a)
Expenses after expense reductions (f)	0.60	(a)	0.62	0.55	0.55	0.63	0.65	(a)
Net investment income	3.21	(a)	3.71	4.23	4.47	4.44	4.20	(a)
Portfolio turnover	15		32	57	55	14	73
Net assets at end of period (000 omitted)	$18,645		$11,337	$4,361	$3,772	$54	$51

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Government Securities Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party

22

Notes to Financial Statements (unaudited) – continued

pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2

23

Notes to Financial Statements (unaudited) – continued

includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$633,641,791	$—	$633,641,791
Municipal Bonds	—	57,788,072	—	57,788,072
Corporate Bonds	—	9,165,529	—	9,165,529
Residential Mortgage-Backed Securities	—	870,623,409	—	870,623,409
Commercial Mortgage-Backed Securities	—	25,101,617	—	25,101,617
Mutual Funds	161,325,906	—	—	161,325,906
Total Investments	$161,325,906	$1,596,320,418	$—	$1,757,646,324

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At August 31, 2010, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(116,556)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for

24

Notes to Financial Statements (unaudited) – continued

the six months ended August 31, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(54,512)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

25

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

26

Notes to Financial Statements (unaudited) – continued

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions

27

Notes to Financial Statements (unaudited) – continued

for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/10
Ordinary income (including any short-term capital gains)	$55,242,760

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/10
Cost of investments	$1,657,182,261
Gross appreciation	100,831,160
Gross depreciation	(367,097)
Net unrealized appreciation (depreciation)	$100,464,063

As of 2/28/10
Undistributed ordinary income	5,667,195
Capital loss carryforwards	(22,561,736)
Post-October capital loss deferral	(454,571)
Other temporary differences	(5,422,427)
Net unrealized appreciation (depreciation)	54,448,409

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

2/28/13	$(8,807,563)
2/28/14	(6,955,037)
2/28/15	(6,799,136)
$(22,561,736)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in

28

Notes to Financial Statements (unaudited) – continued

per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/10	Year ended 2/28/10
Class A	$15,561,163	$34,422,498
Class B	892,969	2,827,407
Class C	1,539,982	3,307,032
Class I	6,068,861	11,075,341
Class R1	81,998	193,209
Class R2	1,375,786	1,778,346
Class R3	882,124	1,378,388
Class R4	248,763	260,539
Total	$26,651,646	$55,242,760

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2011. For the six months ended August 31, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $146,519 for the six months ended August 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

29

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,196,935
Class B	0.75%	0.25%	1.00%	1.00%	354,569
Class C	0.75%	0.25%	1.00%	1.00%	614,504
Class R1	0.75%	0.25%	1.00%	1.00%	32,712
Class R2	0.25%	0.25%	0.50%	0.50%	229,944
Class R3	—	0.25%	0.25%	0.25%	68,098
Total Distribution and Service Fees					$2,496,762

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2010, were as follows:

Amount
Class A	$5,246
Class B	79,028
Class C	14,740

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2010, the fee was $423,843, which equated to 0.0509% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended

30

Notes to Financial Statements (unaudited) – continued

August 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $641,897.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended August 31, 2010, these costs for the fund amounted to $172,569 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2010 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $3,582 and the Retirement Deferral plan resulted in an expense of $2,140. Both amounts

31

Notes to Financial Statements (unaudited) – continued

are included in independent Trustees’ compensation for the six months ended August 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $88,895 at August 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,201 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,252, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$341,400,923	$208,608,826
Investments (non-U.S. Government securities)	$25,308,915	$22,169,153

32

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/10		Year ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,988,286	$153,639,389	30,152,926	$303,515,458
Class B	998,624	10,235,469	2,250,198	22,570,039
Class C	3,347,028	34,404,759	6,820,065	68,787,912
Class I	4,957,775	50,552,829	12,697,855	127,567,025
Class R1	225,522	2,318,082	381,748	3,829,688
Class R2	4,039,026	41,337,092	5,655,407	56,941,017
Class R3	2,260,064	23,120,005	3,532,952	35,577,880
Class R4	904,286	9,288,271	917,796	9,282,098
	31,720,611	$324,895,896	62,408,947	$628,071,117
Shares issued to shareholders in reinvestment of distributions
Class A	1,092,913	$11,222,946	2,538,614	$25,594,453
Class B	71,448	732,039	226,503	2,279,487
Class C	92,126	948,229	200,512	2,026,448
Class I	561,001	5,758,708	1,062,592	10,717,601
Class R1	7,949	81,546	18,996	191,277
Class R2	115,617	1,186,736	149,809	1,510,214
Class R3	85,546	879,049	136,428	1,376,308
Class R4	12,251	126,165	7,776	78,553
	2,038,851	$20,935,418	4,341,230	$43,774,341
Shares reacquired
Class A	(11,195,233)	$(114,464,055)	(31,182,922)	$(313,229,747)
Class B	(1,824,659)	(18,634,433)	(5,470,545)	(54,932,982)
Class C	(2,016,968)	(20,621,406)	(4,807,469)	(48,455,838)
Class I	(2,705,441)	(27,738,030)	(11,215,801)	(112,328,817)
Class R1	(141,007)	(1,444,857)	(360,873)	(3,622,302)
Class R2	(776,291)	(7,939,541)	(2,191,570)	(21,982,239)
Class R3	(871,269)	(8,895,396)	(1,579,439)	(15,907,194)
Class R4	(250,220)	(2,564,552)	(248,104)	(2,498,397)
	(19,781,088)	$(202,302,270)	(57,056,723)	$(572,957,516)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/10		Year ended 2/28/10
	Shares	Amount	Shares	Amount
Net change
Class A	4,885,966	$50,398,280	1,508,618	$15,880,164
Class B	(754,587)	(7,666,925)	(2,993,844)	(30,083,456)
Class C	1,422,186	14,731,582	2,213,108	22,358,522
Class I	2,813,335	28,573,507	2,544,646	25,955,809
Class R1	92,464	954,771	39,871	398,663
Class R2	3,378,352	34,584,287	3,613,646	36,468,992
Class R3	1,474,341	15,103,658	2,089,941	21,046,994
Class R4	666,317	6,849,884	677,468	6,862,254
	13,978,374	$143,529,044	9,693,454	$98,887,942

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 12% and 6%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2010, the fund’s commitment fee and interest expense were $10,848 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement

34

Notes to Financial Statements (unaudited) – continued

with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	154,222,839	341,881,410	(334,778,343)	161,325,906

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$166,298	$161,325,906

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent advisory group, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information

36

Board Review of Investment Advisory Agreement – continued

regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

37

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

38

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

39

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

40

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Global Real Estate Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

8/31/10

GRE-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Westfield Group, REIT	5.5%
Link, REIT	4.6%
Sun Hung Kai Properties Ltd.	4.4%
Simon Property Group, Inc., REIT	4.3%
Unibail-Rodamco	4.0%
SEGRO PLC, REIT	2.9%
Stockland, IEU	2.7%
Atrium European Real Estate Ltd.	2.6%
BioMed Realty Trust, Inc., REIT	2.4%
Mitsui Fudosan Co. Ltd.	2.4%

Equity sectors
Financial Services	97.0%
Basic Materials	0.7%

Country weightings
United States	42.3%
Hong Kong	12.3%
Australia	12.1%
United Kingdom	8.3%
Japan	7.5%
France	7.0%
Austria	2.6%
Brazil	2.4%
Netherlands	1.8%
Other Countries	3.7%

Percentages are based on net assets as of 8/31/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2010 through August 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010 through August 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/10	Ending Account Value 8/31/10	Expenses Paid During Period (p) 3/01/10-8/31/10
A	Actual	1.26%	$1,000.00	$1,046.82	$6.50
	Hypothetical (h)	1.26%	$1,000.00	$1,018.85	$6.41
I	Actual	1.01%	$1,000.00	$1,047.97	$5.21
	Hypothetical (h)	1.01%	$1,000.00	$1,020.11	$5.14

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

8/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.7%
Issuer	Shares/Par	Value ($)

Forest & Paper Products - 0.7%
Weyerhaeuser Co.	85,712	$1,345,678

Real Estate - 97.0%
Alexandria Real Estate Equities, Inc., REIT	20,014	$1,388,371
Atrium European Real Estate Ltd.	872,190	4,585,820
Beni Stabili S.p.A.	731,616	584,562
Big Yellow Group PLC, REIT	263,820	1,178,622
BioMed Realty Trust, Inc., REIT	252,928	4,322,540
Boston Properties, Inc., REIT	24,099	1,961,659
BR Malls Participacoes S.A.	267,477	4,188,252
British Land Co. PLC, REIT	324,321	2,270,111
CapitaLand Ltd.	1,040,713	3,001,983
CapLease, Inc., REIT	392,593	2,017,928
CFS Retail Property Trust, REIT	1,938,456	3,337,188
Corio N.V., REIT	54,975	3,154,526
Cousins Properties, Inc., REIT	216,039	1,419,376
Digital Realty Trust, Inc., REIT	62,809	3,722,689
Douglas Emmett, Inc., REIT	77,529	1,249,768
Duke Realty Corp., REIT	102,724	1,151,536
Dupont Fabros Technology, Inc., REIT	112,896	2,789,660
Entertainment Properties Trust, REIT	68,146	2,936,411
Equity Lifestyle Properties, Inc., REIT	51,796	2,679,407
Equity Residential, REIT	23,097	1,058,536
Federal Realty Investment Trust, REIT	13,225	1,048,610
Hammerson PLC, REIT	612,848	3,379,861
Hang Lung Properties Ltd.	693,111	3,096,334
Home Properties, Inc., REIT	56,321	2,844,211
Japan Retail Fund Investment Corp., REIT	678	908,735
Kimco Realty Corp., REIT	94,595	1,410,411
Klepierre, REIT	73,200	2,235,118
Land Securities Group PLC	310,905	2,915,752
Lexington Corporate Properties Trust, REIT	277,548	1,851,245
Link, REIT	2,821,480	8,233,662
Mack-Cali Realty Corp., REIT	79,547	2,454,025
Macquarie Goodman Group, REIT	6,256,428	3,534,630
Medical Properties Trust, Inc., REIT	306,318	3,014,169
Mercialys	94,740	3,095,729

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Mid-America Apartment Communities, Inc., REIT	53,465	$3,019,169
Mitsubishi Estate Co. Ltd.	276,675	4,159,511
Mitsui Fudosan Co. Ltd.	262,262	4,255,007
Nationwide Health Properties, Inc., REIT	24,985	961,173
Nippon Building Fund, Inc., REIT	200	1,695,036
NTT Urban Development Corp.	1,527	1,190,555
Parkway Properties, Inc., REIT	188,716	2,759,028
Plum Creek Timber Co. Inc., REIT	65,750	2,266,403
PSP Swiss Property AG	42,591	2,882,050
Public Storage, Inc., REIT	38,862	3,809,253
SEGRO PLC, REIT	1,228,687	5,095,354
Simon Property Group, Inc., REIT	85,488	7,732,390
SL Green Realty Corp., REIT	15,761	950,073
Starwood Property Trust, Inc., REIT	127,546	2,425,925
Stockland, IEU	1,375,907	4,823,131
Sun Hung Kai Properties Ltd.	562,341	7,879,822
Tokyo Tatemono Co. Ltd.	307,098	1,074,715
Unibail-Rodamco	37,738	7,116,136
Ventas, Inc., REIT	56,153	2,836,288
Vornado Realty Trust, REIT	49,628	4,022,846
Westfield Group, REIT	881,741	9,813,910
Wharf Holdings Ltd.	499,209	2,685,765

		$172,474,977
Total Common Stocks (Identified Cost, $131,266,963)		$173,820,655

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.24%, at Cost and Net Asset Value	1,375,522	$1,375,522
Total Investments (Identified Cost, $132,642,485)		$175,196,177

Other Assets, Less Liabilities - 1.5%		2,632,772
Net Assets - 100.0%		$177,828,949

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $131,266,963)	$173,820,655
Underlying funds, at cost and value	1,375,522
Total investments, at value (identified cost, $132,642,485)	$175,196,177
Foreign currency, at value (identified cost, $366,252)	372,365
Receivables for
Investments sold	1,477,703
Fund shares sold	11
Interest and dividends	2,625,383
Other assets	691
Total assets	$179,672,330
Liabilities
Payables for
Fund shares reacquired	$1,786,163
Payable to affiliates
Investment adviser	8,804
Shareholder servicing costs	11
Distribution and service fees	3
Administrative services fee	194
Payable for independent Trustees’ compensation	36
Accrued expenses and other liabilities	48,170
Total liabilities	$1,843,381
Net assets	$177,828,949
Net assets consist of
Paid-in capital	$132,119,766
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	42,563,211
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,904,444)
Undistributed net investment income	5,050,416
Net assets	$177,828,949
Shares of beneficial interest outstanding	12,906,514

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$200,188	14,549	$13.76
Class I	177,628,761	12,891,965	13.78

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.60 [100 /94.25 x $13.76]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,068,377
Dividends from underlying funds	3,290
Foreign taxes withheld	(103,729)
Total investment income	$5,967,938
Expenses
Management fee	$795,107
Distribution and service fees	246
Shareholder servicing costs	106
Administrative services fee	17,575
Independent Trustees’ compensation	3,136
Custodian fee	35,427
Shareholder communications	3,231
Auditing fees	29,417
Legal fees	1,748
Miscellaneous	9,816
Total expenses	$895,809
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(557)
Net expenses	$895,246
Net investment income	$5,072,692
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$6,239,740
Foreign currency transactions	(34,578)
Net realized gain (loss) on investments and foreign currency transactions	$6,205,162
Change in unrealized appreciation (depreciation) Investments	$(2,830,936)
Translation of assets and liabilities in foreign currencies	1,497
Net unrealized gain (loss) on investments and foreign currency translation	$(2,829,439)
Net realized and unrealized gain (loss) on investments and foreign currency	$3,375,723
Change in net assets from operations	$8,448,415

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/10 (unaudited)	Year ended 2/28/10 (c)
From operations
Net investment income	$5,072,692	$4,759,522
Net realized gain (loss) on investments and foreign currency transactions	6,205,162	41,578,017
Net unrealized gain (loss) on investments and foreign currency translation	(2,829,439)	45,392,650
Change in net assets from operations	$8,448,415	$91,730,189
Distributions declared to shareholders
From net investment income	$(213,017)	$(17,316,456)
From net realized gain on investments	(10,408,086)	(26,270,995)
Total distributions declared to shareholders	$(10,621,103)	$(43,587,451)
Change in net assets from fund share transactions	$15,463,528	$116,395,371
Total change in net assets	$13,290,840	$164,538,109
Net assets
At beginning of period	164,538,109	—
At end of period (including undistributed net investment income of $5,050,416 and $190,741, respectively)	$177,828,949	$164,538,109

(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009 through the stated period end.

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 8/31/10 (unaudited)		Period ended 2/28/10 (c)
Net asset value, beginning of period	$14.02		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.38		$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		8.68
Total from investment operations	$0.60		$9.10
Less distributions declared to shareholders
From net investment income	$(0.01)		$(2.00)
From net realized gain on investments	(0.85)		(3.08)
Total distributions declared to shareholders	$(0.86)		$(5.08)
Net asset value, end of period	$13.76		$14.02
Total return (%) (r)(s)(t)	4.68	(n)	91.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.28	(a)
Expenses after expense reductions (f)	1.26	(a)	1.28	(a)
Net investment income	5.41	(a)	2.89	(a)
Portfolio turnover	20		91
Net assets at end of period (000 omitted)	$200		$191

See Notes to Financial Statements

11

Financial Highlights – continued

Class I	Six months ended 8/31/10 (unaudited)		Period ended 2/28/10 (c)
Net asset value, beginning of period	$14.03		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.41		$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		8.67
Total from investment operations	$0.62		$9.14
Less distributions declared to shareholders
From net investment income	$(0.02)		$(2.03)
From net realized gain on investments	(0.85)		(3.08)
Total distributions declared to shareholders	$(0.87)		$(5.11)
Net asset value, end of period	$13.78		$14.03
Total return (%) (r)(s)	4.80	(n)	91.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.03	(a)
Expenses after expense reductions (f)	1.01	(a)	1.03	(a)
Net investment income	5.75	(a)	3.22	(a)
Portfolio turnover	20		91
Net assets at end of period (000 omitted)	$177,629		$164,347

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Real Estate Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate-related investments. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party

13

Notes to Financial Statements (unaudited) – continued

pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

14

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$173,820,655	$—	$—	$173,820,655
Mutual Funds	1,375,522	—	—	1,375,522
Total Investments	$175,196,177	$—	$—	$175,196,177

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

15

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

16

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/10
Ordinary income (including any short-term capital gains)	$43,587,451

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/10
Cost of investments	$141,051,130
Gross appreciation	38,573,736
Gross depreciation	(4,428,689)
Net unrealized appreciation (depreciation)	$34,145,047

As of 2/28/10
Undistributed ordinary income	10,619,067
Other temporary differences	(13,473)
Net unrealized appreciation (depreciation)	37,276,277

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/10	Period ended 2/28/10 (c)	Six months ended 8/31/10	Period ended 2/28/10 (c)
Class A	$160	$19,954	$11,559	$30,762
Class I	212,857	17,296,502	10,396,527	26,240,233
Total	$213,017	$17,316,456	$10,408,086	$26,270,995

(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

17

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended August 31, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The adviser and the fund have retained Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser, as a sub-adviser to the fund. MFS pays a sub-advisory fee to Sun Capital at the following rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.33%
Average daily net assets in excess of $2.5 billion	0.29%

The fund is not responsible for paying the sub-advisory fee.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended August 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$246

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended August 31, 2010.

18

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended August 31, 2010, these costs amounted to $106. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2010 was equivalent to an annual effective rate of 0.0199% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $659 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $557, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with

19

Notes to Financial Statements (unaudited) – continued

preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $40,765,952 and $29,598,666, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/10		Period ended 2/28/10 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	—	$—	10,000	$100,000
Class I	1,244,373	17,019,742	12,642,755	130,025,125
	1,244,373	$17,019,742	12,652,755	$130,125,125
Shares issued to shareholders in reinvestment of distributions
Class A	908	$11,719	3,641	$50,716
Class I	821,796	10,609,384	3,125,394	43,536,735
	822,704	$10,621,103	3,129,035	$43,587,451
Shares reacquired
Class I	(890,809)	$(12,177,317)	(4,051,544)	$(57,317,205)
	(890,809)	$(12,177,317)	(4,051,544)	$(57,317,205)
Net change
Class A	908	$11,719	13,641	$150,716
Class I	1,175,360	15,451,809	11,716,605	116,244,655
	1,176,268	$15,463,528	11,730,246	$116,395,371

(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.

Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares were not publicly available for sale during the period. During the period, the fund’s Class I shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the

20

Notes to Financial Statements (unaudited) – continued

MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 38%, 26%, 24%, 6%, 2%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund and MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2010, the fund’s commitment fee and interest expense were $1,143 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,900,846	26,460,795	(29,986,119)	1,375,522

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,290	$1,375,522

21

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS and investment sub-advisory agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”) (together, the “Agreements”). The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the Agreements for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS and Sun Capital during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements for the Fund were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS and Sun Capital, as applicable, under the Agreements and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper, Inc. (the “Lipper expense group”), (ii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’

22

Board Review of Investment Advisory Agreement – continued

financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds, and (viii) information regarding the overall organization of Sun Capital, including information about Sun Capital personnel providing investment advisory services to the Fund. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS or Sun Capital.

The Trustees’ conclusion as to the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The Fund commenced operations on March 11, 2009 and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings. After reviewing this information and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee, sub-advisory fee, and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS and/or Sun Capital. The Trustees noted that MFS (and not the Fund) pays Sun Capital its sub-advisory fee from its advisory fees. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the

23

Board Review of Investment Advisory Agreement – continued

Fund’s effective advisory fee was higher than the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate schedule on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS and Sun Capital relating to MFS’ and Sun Capital’s costs and profits with respect to the Fund, and with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fee charged to the Fund and the sub-advisory fee paid by MFS to Sun Capital represent reasonable compensation in light of the services being provided by MFS and Sun Capital to the Fund.

In addition, the Trustees considered MFS’ and Sun Capital’s resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS, Sun Capital and their ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser and sub-adviser that also serve other investment companies as well as other accounts.

24

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS and Sun Capital. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ and Sun Capital’s interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS and Sun Capital from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. The Trustees noted that Sun Capital may obtain third-party research with soft dollar commissions. Additionally, the Trustees considered so-called “fall-out benefits” to MFS and Sun Capital such as reputational value derived from serving as an investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS and MFS’ investment sub-advisory agreement with Sun Capital should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

25

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

26

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.